STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED May 1, 1999, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1999.



                                TABLE OF CONTENTS


                                                                        Page

     COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

     EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

     LEGAL OPINIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

     DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
               Reduction or Elimination of the Withdrawal Charge . . . . .4

     CALCULATION OF PERFORMANCE INFORMATION. . . . . . . . . . . . . . .. 4
               Total Return. . . . . . . . . . . . . . . . . . . . . . . .4
               Historical Unit Values. . . . . . . . . . . . . . . . . . .5
               Reporting Agencies. . . . . . . . . . . . . . . . . . . . .6
               Performance Information . . . . . . . . . . . . . . . . . .7

     FEDERAL TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . . 7
               General . . . . . . . . . . . . . . . . . . . . . . . . . .7
               Diversification . . . . . . . . . . . . . . . . . . . . . .8
               Multiple Contracts. . . . . . . . . . . . . . . . . . . . 10
               Contracts Owned by Other than Natural Persons . . . . . . 10
               Tax Treatment of Assignments or Transfer of Ownership . . 10
               Income Tax Withholding. . . . . . . . . . . . . . . . . . 10
               Tax Treatment of Withdrawals - Non-Qualified Contracts. . 11
               Qualified Plans   . . . . . . . . . . . . . . . . . . . . 12
               Tax Treatment of Withdrawals - Qualified Contracts. . . . 14
               Tax-Sheltered Annuities - Withdrawal Limitations. . . . . 16

     ANNUITY PROVISIONS . . . . . . . . . . . . . . . . . . . . . .  . . 16
               Variable Annuity. . . . . . . . . . . . . . . . . . . . . 16
               Fixed Annuity . . . . . . . . . . . . . . . . . . . . . . 17
               Annuity Unit Value. . . . . . . . . . . . . . . . . . . . 17
               Net Investment Factor . . . . . . . . . . . . . . . . . . 17
               Mortality and Expense Guarantee . . . . . . . . . . . . . 17

      FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . .  . . 18




                                     COMPANY

Cova Financial Services Life Insurance Company (the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                     EXPERTS

The consolidated balance sheets of the Company as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998, and the statement of assets and liabilities of the Separate Account as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                    CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                                P (1 + T)  = ERV

Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

The Accumulation Units which invest in the Portfolios managed by Fidelity Management & Research Company, A I M Advisors, Inc., Massachusetts Financial Services Company, Franklin Advisers, Inc., Franklin Mutual Advisers, Inc., Templeton Investment Counsel, Inc. and Templeton Asset Management Ltd. have no meaningful investment performance history yet while the Accumulation Units which invest in the Portfolio managed by Conning Asset Management Company have a short investment performance history. (These funds are referred to collectively as the "Existing Funds.") However, certain Portfolios of the Existing Funds have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of the Existing Funds affect Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Existing Funds and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Existing Funds will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Existing Funds is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers that occurred in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                        COVA VARIABLE ANNUITY ACCOUNT ONE

                              Financial Statements

                           December 31, 1998 and 1997

                   (With Independent Auditors' Report Thereon)




                          INDEPENDENT AUDITORS' REPORT



     The Contract Owners of Cova Variable Annuity Account One, Board of Directors and Shareholder of Cova Financial Services Life Insurance
     Company:


     We have audited the accompanying statements of assets and liabilities of the Quality Income, Money Market, High Yield, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Large Cap Research, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, International Equity, Balanced, Small Cap Equity, Equity Income, and Growth and Income Equity sub-accounts (investment options within the Cova Series Trust); the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.); the Money Market sub-account (investment option within the General American Capital Company); the Multi-Style Equity, Aggressive Equity, Non-US, and Core Bond sub-accounts (investment options within the Russell Insurance Funds); the AIM V.I. Value, AIM V.I. Capital Appreciation, and AIM V.I. International Equity sub-accounts (investment options within the AIM Variable Insurance Funds, Inc.); the Premier Growth and Real Estate Investment sub-accounts (investment option within the Alliance Variable Products Series Fund, Inc.); Newport Tiger sub-account (investment option within the Liberty Variable Investment Trust); the Growth and Income, International Equity, and Global Income sub-accounts (investment options within the Goldman Sachs Variable Insurance Trust); the Kemper-Dreman High Return Equity, Kemper Small Cap Growth, Kemper Small Cap Value, and Kemper Government Securities sub-accounts (investment options within the Investors Fund Series); the MFS Bond, MFS Research, MFS Growth with Income, MFS Emerging Growth, MFS / Foreign & Colonial Emerging Markets Equity, MFS High Income, and MFS World Government sub-accounts (investment options within the MFS Variable Insurance Trust); the Oppenheimer Growth, Oppenheimer Growth & Income, Oppenheimer High Income, Oppenheimer Bond, and Oppenheimer Strategic Bond sub-accounts (investment options within the Oppenheimer Variable Account Funds); the Putnam Growth and Income, Putnam New Value, Putnam Vista, Putnam International Growth, and Putnam International New Opportunities sub-accounts (investment options within the Putnam Variable Trust); the Templeton International, Templeton Developing Markets, and Mutual Shares Investments sub-accounts (investment options within the Templeton Variable Products Series Fund); and the Growth, Contrafund, Growth Opportunities, Growth & Income, and Equity-Income sub-accounts (investment options within the Variable Insurance Products Fund, Fund II, and Fund III) of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account), as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 1998, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.






     Chicago, Illinois
     March 1, 1999

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                            (In thousands of dollars)




Assets:
   Investments:
     Cova Series Trust (Trust):
       Quality Income Portfolio - 3,558,351 shares at a net asset value of $10.99 per share (cost: $37,784)     $     39,092
       Money Market Portfolio - 7,890,611 shares at a net asset value of $1.00 per share (cost:                        7,891
       $7,891)
       High Yield Portfolio - 2,687,415 shares at a net asset value of $10.72 per share (cost:                        28,801
       $28,627)
       Stock Index Portfolio - 4,387,719 shares at a net asset value of $22.24 per share (cost:                       97,591
       $71,753)
       VKAC Growth and Income Portfolio - 2,881,569 shares at a net asset value of $17.81 per share (cost:            51,313
       $39,792)
       Bond Debenture Portfolio - 8,923,056 shares at a net asset value of $12.38 per share (cost: $106,952)         110,475
       Developing Growth Portfolio - 1,321,613 shares at a net asset value of $11.24 per share (cost: $13,966)        14,856
       Large Cap Research Portfolio - 1,083,984 shares at a net asset value of $11.96 per share (cost: $11,685)       12,969
       Mid-Cap Value Portfolio - 1,620,159 shares at a net asset value of $10.58 per share (cost: $16,986)            17,146
       Quality Bond Portfolio - 3,597,178 shares at a net asset value of $11.02 per share (cost:                      39,640
       $38,042)
       Small Cap Stock Portfolio - 5,812,593 shares at a net asset value of $11.98 per share (cost: $69,302)          69,648
       Large Cap Stock Portfolio - 4,491,961 shares at a net asset value of $18.12 per share (cost: $64,837)          81,372
       Select Equity Portfolio - 11,154,141 shares at a net asset value of $16.08 per share (cost: $145,732)         179,317
       International Equity Portfolio - 7,330,424 shares at a net asset value of $12.86 per share (cost:              94,249
       $84,971)
       Balanced Portfolio - 295,831 shares at a net asset value of $11.40 per share (cost:                             3,372
       $3,199)
       Small Cap Equity Portfolio - 130,453 shares at a net asset value of $10.17 per share                            1,327
       (cost: $1,293)
       Equity Income Portfolio - 297,898 shares at a net asset value of $11.63 per share (cost:                        3,463
       $3,393)
       Growth and Income Equity Portfolio - 652,151 shares at a net asset value of $12.00 per share (cost:             7,823
       $7,257)
     Lord Abbett Series Fund, Inc. (Lord Abbett):
       Growth and Income Portfolio - 32,409,746 shares at a net asset value of $20.65 per share (cost:               669,229
       $554,776)
     General American Capital Company (GACC):
       Money Market Portfolio - 855,290 shares at a net asset value of $19.25 per share (cost:                        16,465
       $16,234)
     Russell Insurance Funds (Russell):
       Multi-Style Equity Fund - 1,845,200 shares at a net asset value of $16.02 per share                            29,560
       (cost: $26,361)
       Aggressive Equity Fund - 420,730 shares at a net asset value of $12.70 per share (cost:                         5,343
       $5,268)
       Non-US Fund - 930,176 shares at a net asset value of $11.09 per share (cost: $9,904)                           10,316
       Core Bond Fund - 1,596,523 shares at a net asset value of $10.68 per share (cost: $16,783)                     17,051
     AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund - 259,667 shares at a net asset value of $26.25 per share (cost:                            6,816
       $6,148)
       AIM V.I. Capital Appreciation Fund - 85,709 shares at a net asset value of $25.20 per share (cost:              2,160
       $1,996)
       AIM V.I. International Equity Fund - 118,489 shares at a net asset value of $19.62 per share (cost:             2,325
       $2,244)
     Alliance Variable Products Series Fund, Inc. (Alliance):
       Premier Growth Portfolio - 314,149 shares at a net asset value of $31.03 per share (cost:                       9,748
       $8,226)
       Real Estate Investment Portfolio - 156,353 shares at a net asset value of $9.78 per share (cost: $1,699)        1,529
     Liberty Variable Investment Trust (Liberty):
       Newport Tiger Fund, Variable Series - 187,736 shares at a net asset value of $1.57 per share (cost:               295
       $241)
     Goldman Sachs Variable Insurance Trust (Goldman Sachs):
       Growth and Income Fund - 443,463 shares at a net asset value of $10.45 per share (cost:                         4,634
       $4,841)
       International Equity Fund - 108,025 shares at a net asset value of $11.91 per share                             1,287
       (cost: $1,231)
       Global Income Fund - 19,676 shares at a net asset value of $10.32 per share (cost: $204)                          203
     Investors Fund Series (Kemper):
       Kemper Dreman High Return Equity Portfolio - 94,043 shares at a net asset value of $1.03 per share                 97
       (cost: $96)
       Kemper Small Cap Growth Portfolio - 452,858 shares at a net asset value of $1.97 per share (cost: $786)           893
       Kemper Small Cap Value Portfolio - 2,013,651 shares at a net asset value of $1.07 per share (cost:              2,145
       $2,300)
       Kemper Government Securities Portfolio - 521,770 shares at a net asset value of $1.21 per share (cost:            630
       $621)
     MFS Variable Insurance Trust (MFS):
       MFS Bond Series - 15,247 shares at a net asset value of $11.38 per share (cost: $173)                             174
       MFS Research Series - 297,006 shares at a net asset value of $19.05 per share (cost:                            5,658
       $5,177)
       MFS Growth with Income Series - 348,890 shares at a net asset value of $20.11 per share (cost: $6,442)          7,016
       MFS Emerging Growth Series - 332,636 shares at a net asset value of $21.47 per share (cost: $6,157)             7,142
       MFS / Foreign & Colonial Emerging Markets Equity Series - 81,505 shares at a net asset value of $5.90 per share
         (cost: $575)                                                                                                    481
       MFS High Income Series - 187,184 shares at a net asset value of $11.53 per share (cost:                         2,158
       $2,192)
       MFS World Governments Series - 2,042 shares at a net asset value of $10.88 per share (cost: $21)                   22

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                            (In thousands of dollars)

Assets, continued:
   Investments, continued:
     Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Growth Fund - 32,413 shares at a net asset value of $36.67 per share (cost:                  $      1,189
       $1,055)
       Oppenheimer Growth & Income Fund - 143,624 shares at a net asset value of $20.48 per share (cost:               2,941
       $2,969)
       Oppenheimer High Income Fund - 70,492 shares at a net asset value of $11.02 per share (cost: $792)                777
       Oppenheimer Bond Fund - 343,696 shares at a net asset value of $12.32 per share (cost:                          4,234
       $4,139)
       Oppenheimer Strategic Bond Fund - 213,879 shares at a net asset value of $5.12 per share (cost: $1,092)         1,095
     Putnam Variable Trust (Putnam):
       Putnam Growth and Income Fund - 441,423 shares at a net asset value of $28.77 per share (cost: $12,040)        12,700
       Putnam New Value Fund - 36,681 shares at a net asset value of $12.03 per share (cost:                             441
       $435)
       Putnam Vista Fund - 121,228 shares at a net asset value of $14.72 per share (cost: $1,612)                      1,785
       Putnam International Growth Fund - 458,993 shares at a net asset value of $13.52 per share (cost:               6,206
       $5,853)
       Putnam International New Opportunities  Fund - 52,407 shares at a net asset value of $11.49 per share             602
       (cost: $562)
     Templeton Variable Products Series Fund (Templeton):
       Templeton International Fund - 72,830 shares at a net asset value of $20.69 per share (cost: $1,459)            1,507
       Templeton Developing Markets Fund - 132,446 shares at a net asset value of $5.13 per share (cost: $635)           679
       Mutual Shares Investments Fund - 105,064 shares at a net asset value of $9.72 per share (cost: $989)            1,021
     Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
       Growth Portfolio - 1,967 shares at a net asset value of $44.87 per share (cost: $76)                               88
       Contrafund Portfolio - 16,359 shares at a net asset value of $24.44 per share (cost: $352)                        400
       Growth Opportunities Portfolio - 4,888 shares at a net asset value of $22.88 per share                            112
       (cost: $99)
       Growth & Income Portfolio - 52,766 shares at a net asset value of $16.15 per share (cost:                         852
       $758)
       Equity-Income Portfolio - 10,089 shares at a net asset value of $25.42 per share (cost:                           256
       $239)
                                                                                                                   ----------

           Total assets                                                                                         $  1,700,607
                                                                                                                   ==========

Liabilities:
   Trust Quality Income                                                                                         $          2
   Trust High Yield                                                                                                        1
   Trust Stock Index                                                                                                       4
   Trust VKAC Growth and Income                                                                                            2
   Trust Bond Debenture                                                                                                    4
   Trust Developing Growth                                                                                                 1
   Trust Large Cap Research                                                                                                1
   Trust Mid-Cap Value                                                                                                     1
   Trust Quality Bond                                                                                                      2
   Trust Small Cap Stock                                                                                                   3
   Trust Large Cap Stock                                                                                                   3
   Trust Select Equity                                                                                                     7
   Trust International Equity                                                                                              4
   Lord Abbett Growth and Income                                                                                          26
   GACC Money Market                                                                                                       1
   Russell Multi-Style Equity                                                                                              1
   Russell Core Bond                                                                                                       1
   Putnam Growth and Income                                                                                                1
                                                                                                                   ----------

           Total liabilities                                                                                    $         65
                                                                                                                   ==========

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                            (In thousands of dollars)

Net assets:
   Accumulation units:
     Trust Quality Income - 2,223,679 accumulation units at $17.539854 per unit                                 $     39,004
     Trust Money Market - 609,566 accumulation units at $12.882171 per unit                                            7,853
     Trust High Yield - 1,205,159 accumulation units at $23.857965 per unit                                           28,754
     Trust Stock Index - 3,092,969 accumulation units at $31.522392 per unit                                          97,498
     Trust VKAC Growth and Income - 2,101,219 accumulation units at $24.396666 per unit                               51,263
     Trust Bond Debenture - 8,184,894 accumulation units at $13.496500 per unit                                      110,468
     Trust Developing Growth - 1,342,201 accumulation units at $11.067854 per unit                                    14,855
     Trust Large Cap Research - 1,094,920 accumulation units at $11.825550 per unit                                   12,947
     Trust Mid-Cap Value - 1,642,553 accumulation units at $10.437949 per unit                                        17,145
     Trust Quality Bond - 3,323,343 accumulation units at $11.914489 per unit                                         39,596
     Trust Small Cap Stock - 5,532,610 accumulation units at $12.582860 per unit                                      69,616
     Trust Large Cap Stock - 4,178,035 accumulation units at $19.428499 per unit                                      81,173
     Trust Select Equity - 10,544,818 accumulation units at $16.987204 per unit                                      179,127
     Trust International Equity - 7,309,325 accumulation units at $12.889315 per unit                                 94,212
     Trust Balanced - 286,511 accumulation units at $11.767845 per unit                                                3,372
     Trust Small Cap Equity - 129,636 accumulation units at $10.238676 per unit                                        1,327
     Trust Equity Income - 286,953 accumulation units at $12.068849 per unit                                           3,463
     Trust Growth and Income Equity - 641,789 accumulation units at $12.188331 per unit                                7,823
     Lord Abbett Growth and Income - 19,470,393 accumulation units at $34.325425 per unit                            668,329
     GACC Money Market - 1,473,737 accumulation units at $11.109943 per unit                                          16,373
     Russell Multi-Style Equity - 2,328,430 accumulation units at $12.694810 per unit                                 29,559
     Russell Aggressive Equity - 536,278 accumulation units at $9.963254 per unit                                      5,343
     Russell Non-US - 925,792 accumulation units at $11.142092 per unit                                               10,316
     Russell Core Bond - 1,609,851 accumulation units at $10.591175 per unit                                          17,050
     AIM Value - 521,890 accumulation units at $13.060203 per unit                                                     6,816
     AIM Capital Appreciation - 183,488 accumulation units at $11.770729 per unit                                      2,160
     AIM International Equity - 204,072 accumulation units at $11.391449 per unit                                      2,325
     Alliance Premier Growth - 667,854 accumulation units at $14.595485 per unit                                       9,748
     Alliance Real Estate Investment - 191,411 accumulation units at $7.988435 per unit                                1,529
     Liberty Newport Tiger - 31,936 accumulation units at $9.228765 per unit                                             295
     Goldman Sachs Growth and Income - 467,675 accumulation units at $9.908613 per unit                                4,634
     Goldman Sachs International Equity - 112,824 accumulation units at $11.402925 per unit                            1,287
     Goldman Sachs Global Income - 18,833 accumulation units at $10.781765 per unit                                      203
     Kemper Dreman High Return Equity - 9,223 accumulation units at $10.487302 per unit                                   97
     Kemper Small Cap Growth - 76,492 accumulation units at $11.676086 per unit                                          893
     Kemper Small Cap Value - 245,092 accumulation units at $8.753222 per unit                                         2,145
     Kemper Government Securities - 59,712 accumulation units at $10.556498 per unit                                     630
     MFS Bond - 16,538 accumulation units at $10.491811 per unit                                                         174
     MFS Research - 464,786 accumulation units at $12.172796 per unit                                                  5,658
     MFS Growth with Income - 581,434 accumulation units at $12.066568 per unit                                        7,016
     MFS Emerging Growth - 539,659 accumulation units at $13.233235 per unit                                           7,142
     MFS / F&C Emerging Markets Equity - 73,171 accumulation units at $6.571830 per unit                                 481
     MFS High Income - 219,209 accumulation units at $9.845193 per unit                                                2,158
     MFS World Governments - 2,082 accumulation units at $10.669943 per unit                                              22
     Oppenheimer Growth - 97,161 accumulation units at $12.232731 per unit                                             1,189
     Oppenheimer Growth & Income - 284,830 accumulation units at $10.326519 per unit                                   2,941
     Oppenheimer High Income - 78,513 accumulation units at $9.893828 per unit                                           777
     Oppenheimer Bond - 401,990 accumulation units at $10.533011 per unit                                              4,234
     Oppenheimer Strategic Bond - 107,869 accumulation units at $10.151332 per unit                                    1,095
     Putnam Growth and Income - 1,115,668 accumulation units at $11.382650 per unit                                   12,699
     Putnam New Value - 42,091 accumulation units at $10.483517 per unit                                                 441
     Putnam Vista - 151,405 accumulation units at $11.785702 per unit                                                  1,785
     Putnam International Growth - 530,055 accumulation units at $11.707003 per unit                                   6,206
     Putnam International New Opportunities - 52,809 accumulation units at $11.402252 per unit                           602

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                            (In thousands of dollars)


Net assets, continued:
   Accumulation units, continued:
     Templeton International - 164,775 accumulation units at $9.144522 per unit                                 $      1,507
     Templeton Developing Markets - 89,960 accumulation units at $7.552448 per unit                                      679
     Templeton Mutual Shares Investments - 106,035 accumulation units at $9.630622 per unit                            1,021
     Fidelity VIP Growth - 6,748 accumulation units at $13.077878 per unit                                                88
     Fidelity VIP II Contrafund - 32,354 accumulation units at $12.357373 per unit                                       400
     Fidelity VIP III Growth Opportunities - 9,523 accumulation units at $11.742360 per unit                             112
     Fidelity VIP III Growth & Income - 69,833 accumulation units at $12.202502 per unit                                 852
     Fidelity VIP Equity-Income - 24,132 accumulation units at $10.626607 per unit                                       256

   Annuitization units:
     Trust Quality Income - 6,383 annuity units at $13.420183 per unit                                                    86
     Trust Money Market - 3,661 annuity units at  $10.319723 per unit                                                     38
     Trust High Yield - 2,504 annuity units at $18.254328 per unit                                                        46
     Trust Stock Index - 3,489 annuity units at $25.505004 per unit                                                       89
     Trust VKAC Growth and Income - 2,405 annuity units at $20.029452 per unit                                            48
     Trust Bond Debenture - 264 annuity units at $12.439290 per unit                                                       3
     Trust Large Cap Research - 1,824 annuity units at $11.357085 per unit                                                21
     Trust Quality Bond - 3,838 annuity units at $10.981198 per unit                                                      42
     Trust Small Cap Stock - 2,555 annuity units at $11.597212 per unit                                                   29
     Trust Large Cap Stock - 10,956 annuity units at  $17.906619 per unit                                                196
     Trust Select Equity - 11,716 annuity units at $15.656564 per unit                                                   183
     Trust International Equity - 2,825 annuity units at $11.879669 per unit                                              33
     Lord Abbett Growth and Income - 33,266 annuity units at $26.263244 per unit                                         874
     GACC Money Market - 8,875 annuity units at $10.294566 per unit                                                       91
                                                                                                                   ----------

           Total net assets                                                                                     $  1,700,542
                                                                                                                   ==========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                               Trust
                                               -----------------------------------------------------------------------
                                                                                     VKAC
                                                                                     Growth
                                               Quality    Money   High     Stock     and        Bond         Developing
                                                Income   Market  Yield     Index     Income     Debenture    Growth
                                               -------------------------  --------  ----------------------------------
Income -
   dividends                                 $  2,356     784     1,365       468      306      2,261          --
                                               -------  -------- -------  --------  -------- -----------  ------------

Expenses:
   Mortality and expense risk fee                 553     179       394     1,135      621        993          89
   Administrative fee                              66      22        48       136       75        119          10
                                               -------  -------- -------  --------  -------- -----------  ------------

           Total expenses                         619     201       442     1,271      696      1,112          99
                                               -------  -------- -------  --------  -------- -----------  ------------

           Net investment
             income (loss)                      1,737     583       923      (803)    (390)     1,149         (99)
                                               -------  -------- -------  --------  -------- -----------  ------------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                        455      --       135     6,103    1,440         19         (14)
     Realized gain distributions                   --      --        --    15,804    5,687        880           4
                                               -------  -------- -------  --------  -------- -----------  ------------

           Net realized gain (loss)               455      --       135    21,907    7,127        899         (10)
                                               -------  -------- -------  --------  -------- -----------  ------------

Change in unrealized
   appreciation during the year                     6      --      (668)      838      634      1,565         883
                                               -------  -------- -------  --------  -------- -----------  ------------

           Net increase (decrease)
             in net assets from
             operations                      $  2,198     583       390    21,942    7,371      3,613         774
                                               =======  ======== =======  ========  ======== ===========  ============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                                    Trust
                                               --------------------------------------------------------------------

                                                                                     Small     Large
                                                   Large Cap      Mid-Cap  Quality    Cap       Cap      Select
                                                    Research     Value      Bond     Stock     Stock     Equity
                                               ---------------  ---------  -------  --------  --------   --------
Income -
   dividends                                 $           15          13       557        86       120        413
                                               ---------------   --------  -------  --------  --------   --------

Expenses:
   Mortality and expense risk fee                        72         109       326       783       580      1,700
   Administrative fee                                     9          13        39        94        70        204
                                               ---------------  ---------  -------  --------  --------   --------

           Total expenses                                81         122       365       877       650      1,904
                                               ---------------  ---------  -------  --------  --------   --------

           Net investment
             income (loss)                              (66)       (109)      192      (791)     (530)    (1,491)
                                               ---------------  ---------  -------  --------  --------   --------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                                5          (3)       36      (125)       16        210
     Realized gain distributions                         --          --        --     2,193       396      8,232
                                               ---------------  ---------  -------  --------  --------   --------

           Net realized gain (loss)                       5          (3)       36     2,068       412      8,442
                                               ---------------  ---------  -------  --------  --------   --------

Change in unrealized
   appreciation during the year                       1,278         120     1,412    (6,177)   13,680     20,065
                                               ---------------  ---------  -------  --------  --------   --------

           Net increase (decrease)
             in net assets from
             operations                      $        1,217           8     1,640    (4,900)   13,562     27,016
                                               ===============  =========  =======  ========  ========   ========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                           Trust
                                               --------------------------------------------------------
                                                                                               Growth
                                                                             Small               and
                                                 International               Cap      Equity    Income
                                                    Equity       Balanced   Equity    Income    Equity
                                                 -------------  ---------------------------------------
Income -
   dividends                                 $        1,435         46         -        37        29
                                                 -------------  ----------  -------  --------  --------

Expenses:
   Mortality and expense risk fee                     1,007         20          9       23        53
   Administrative fee                                   121          3          1        3         6
                                                 -------------  ----------  -------  --------  --------

           Total expenses                             1,128         23         10       26        59
                                                 -------------  ----------  -------  --------  --------

           Net investment
             income (loss)                              307         23        (10)      11       (30)
                                                 -------------  ----------  -------  --------  --------

Net realized gain (loss)
   on investments:
     Realized gain (loss) on
       sale of fund shares                              310         (1)        (3)       -         7
     Realized gain distributions                         18         41         14       80       160
                                                 -------------  ----------  -------  --------  --------

           Net realized gain (loss)                     328         40         11       80       167
                                                 -------------  ----------  -------  --------  --------

Change in unrealized
   appreciation during the year                       7,969        173         39       49       548
                                                 -------------  ----------  -------  --------  --------

           Net increase (decrease)
             in net assets from
             operations                      $        8,604        236         40      140       685
                                                 =============  ==========  =======  ========  ========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                              Lord Abbett
                                              ------------
                                                Growth         GACC                        Russell
                                                            -----------  ----------------------------------------------
                                                  and         Money      Multi-Style   Aggressive                Core
                                                Income        Market       Equity        Equity       Non-US     Bond
                                                --------    -----------  -----------  ------------  ----------  ------
Income -
   dividends                                  $   9,871           --           54            2           10       294
                                                --------    -----------  -----------  ------------  ----------  -------

Expenses:
   Mortality and expense risk fee                 7,241          144          164           30           57       103
   Administrative fee                               869           17           19            3            7        13
                                                --------    -----------  -----------  ------------  ----------  -------

           Total expenses                         8,110          161          183           33           64       116
                                                --------    -----------  -----------  ------------  ----------  -------

           Net investment
             income (loss)                        1,761         (161)        (129)         (31)         (54)      178
                                                --------    -----------  -----------  ------------  ----------  -------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                        2,081          436            1          (44)           2         1
     Realized gain distributions                 31,739           --           39           26            3         6
                                                --------    -----------  -----------  ------------  ----------  -------

           Net realized gain (loss)              33,820          436           40          (18)           5         7
                                                --------    -----------  -----------  ------------  ----------  -------

Change in unrealized
   appreciation during the year                  26,592          185        3,199           75          412       268
                                                --------    -----------  -----------  ------------  ----------  -------

           Net increase (decrease)
             in net assets from
             operations                       $  62,173          460        3,110           26          363       453
                                                ========    ===========  ===========  ============  ==========  =======

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                 AIM                             Alliance
                                                ---------------------------------------  -------------------------
                                                             Capital      International    Premier     Real Estate
                                                  Value    Appreciation      Equity        Growth      Investment
                                                  -------  -------------  -------------  -----------   -----------
Income -
   dividends                                  $     29             3             18             3            11
                                                ---------  -------------  -------------  -----------   -----------

Expenses:
   Mortality and expense risk fee                   33            12             17            43             9
   Administrative fee                                4             2              2             5             1
                                                ---------  -------------  -------------  -----------   -----------

           Total expenses                           37            14             19            48            10
                                                ---------  -------------  -------------  -----------   -----------

           Net investment
             income (loss)                          (8)          (11)            (1)          (45)            1
                                                ---------  -------------  -------------  -----------   -----------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                         (10)           (3)            (3)           (4)           (2)
     Realized gain distributions                   260            53             --            --             5
                                                ---------  -------------  -------------  -----------   -----------

           Net realized gain (loss)                250            50             (3)           (4)            3
                                                ---------  -------------  -------------  -----------   -----------

Change in unrealized
   appreciation during the year                    668           164             81         1,522          (170)
                                                ---------  -------------  -------------  -----------   -----------

           Net increase (decrease)
             in net assets from
             operations                       $    910           203             77         1,473          (166)
                                                =========  =============  =============  ===========   ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                      Goldman Sachs
                                                           ------------------------------------
                                                 Liberty
                                                ---------    Growth
                                                  Newport      and       International  Global
                                                  Tiger      Income         Equity      Income
                                                ---------  ------------  -------------  -------
Income -
   dividends                                  $      6           41             --           7
                                                ---------  ------------  -------------  -------

Expenses:
   Mortality and expense risk fee                    2           26              6           1
   Administrative fee                               --            3              1          --
                                                ---------  ------------  -------------  -------

           Total expenses                            2           29              7           1
                                                ---------  ------------  -------------  -------

           Net investment
             income (loss)                           4           12             (7)          6
                                                ---------  ------------  -------------  -------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                         (30)         (12)            --           1
     Realized gain distributions                    --           --             10           2
                                                ---------  ------------  -------------  -------

           Net realized gain (loss)                (30)         (12)            10           3
                                                ---------  ------------  -------------  -------

Change in unrealized
   appreciation during the year                     54         (207)            56          (1)
                                                ---------  ------------  -------------  -------

           Net increase (decrease)
             in net assets from
             operations                       $     28         (207)            59           8
                                                =========  ============  =============  =======

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                                                               MFS
                                                                                                   ----------------------------
                                                                   Kemper
                                             ----------------------------------------------------                      Growth
                                             Dreman High     Small Cap   Small Cap    Government                        with
                                             Return Equity    Growth       Value      Securities    Bond    Research   Income
                                             --------------------------  ----------  ------------  ------- --------------------
Income -
   dividends                               $         --           --          --             2         --        1       --
                                             --------------  ----------  ----------  ------------  ------- ------------------

Expenses:
   Mortality and expense risk fee                    --            4          12             2         --       26       34
   Administrative fee                                --            1           1            --         --        3        4
                                             --------------  ----------  ----------  ------------  ------- ------------------

           Total expenses                            --            5          13             2         --       29       38
                                             --------------  ----------  ----------  ------------  ------- ------------------

           Net investment
             income (loss)                           --           (5)        (13)           --         --      (28)     (38)
                                             --------------  ----------  ----------  ------------  ------- ------------------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                           --          (27)         (4)           --         --       (2)      --
     Realized gain distributions                     --           24          12            --         --       18       --
                                             --------------  ----------  ----------  ------------  ------- ------------------

           Net realized gain (loss)                  --           (3)          8            --         --       16       --
                                             --------------  ----------  ----------  ------------  ------- ------------------

Change in unrealized
   appreciation during the year                       1          107        (155)            9          1      481      574
                                             --------------  ----------  ----------  ------------  ------- ------------------

           Net increase (decrease)
             in net assets from
             operations                    $          1           99        (160)            9          1      469      536
                                             ==============  ==========  ==========  ============  ======= ==================

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)




                                                                      MFS
                                            --------------------------------------------------
                                                           F&C
                                                         Emerging
                                            Emerging     Markets       High         World
                                             Growth      Equity       Income      Governments
                                            ----------  ----------  ----------  --------------
Income -
   dividends                               $     --            8          16            --
                                            ----------  ----------  ----------  --------------

Expenses:
   Mortality and expense risk fee                33            4          10            --
   Administrative fee                             4            1           1            --
                                            ----------  ----------  ----------  --------------

           Total expenses                        37            5          11            --
                                            ----------  ----------  ----------  --------------

           Net investment
             income (loss)                      (37)           3           5            --
                                            ----------  ----------  ----------  --------------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                      (11)         (97)         (2)           --
     Realized gain distributions                  9           --           5            --
                                            ----------  ----------  ----------  --------------

           Net realized gain (loss)              (2)         (97)          3            --
                                            ----------  ----------  ----------  --------------

Change in unrealized
   appreciation during the year                 985          (94)        (34)            1
                                            ----------  ----------  ----------  --------------

           Net increase (decrease)
             in net assets from
             operations                    $    946         (188)        (26)            1
                                            ==========  ==========  ==========  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                OPPENHEIMER
                                            -----------------------------------------------------
                                                         GROWTH
                                                           AND         HIGH              STRATEGIC
                                             GROWTH      INCOME       INCOME     BOND      BOND
                                            ----------  ----------  -----------  -----   --------
Income -
   dividends                               $       1           2           4        5        3
                                            ----------  ----------  -----------  -----   --------

Expenses:
   Mortality and expense risk fee                  6          19           5       22        5
   Administrative fee                              1           2          --        2        1
                                            ----------  ----------  -----------  -----   --------

           Total expenses                          7          21           5       24        6
                                            ----------  ----------  -----------  -----   --------

           Net investment
             income (loss)                        (6)        (19)         (1)     (19)      (3)
                                            ----------  ----------  -----------  -----   --------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                        (1)        (37)         (1)      --       --
     Realized gain distributions                   8          39           4        5        2
                                            ----------    --------  -----------  -----   --------

           Net realized gain (loss)                7           2           3        5        2
                                            ----------  ----------  -----------  -----   --------

Change in unrealized
   appreciation during the year                  134         (28)        (15)      95        3
                                            ----------  ----------  -----------  -----   --------

           Net increase (decrease)
             in net assets from
             operations                    $     135         (45)        (13)      81        2
                                            ==========  ==========  ===========  =====   ========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                                  Putnam
                                                   ---------------------------------------------------------------------
                                                    Growth                                              International
                                                      and         New                  International         New
                                                    Income       Value       Vista        Growth        Opportunities
                                                   ----------  ----------  ----------  --------------  -----------------
Income -
   dividends                                     $      30            5          --            20              --
                                                   ----------  ----------  ----------  --------------  -----------------

Expenses:
   Mortality and expense risk fee                       68            3           8            33               4
   Administrative fee                                    8           --           1             4              --
                                                   ----------  ----------  ----------  --------------  -----------------

           Total expenses                               76            3           9            37               4
                                                   ----------  ----------  ----------  --------------  -----------------

           Net investment
             income (loss)                             (46)           2          (9)          (17)             (4)
                                                   ----------  ----------  ----------  --------------  -----------------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                              (8)          --          (1)          (39)             24
     Realized gain distributions                       200            2          --            --              --
                                                   ----------  ----------  ----------  --------------  -----------------

           Net realized gain (loss)                    192            2          (1)          (39)             24
                                                   ----------  ----------  ----------  --------------  -----------------

Change in unrealized
   appreciation during the year                        660            6         173           353              40
                                                   ----------  ----------  ----------  --------------  -----------------

           Net increase (decrease)
             in net assets from
             operations                          $     806           10         163           297              60
                                                   ==========  ==========  ==========  ==============  =================

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                  Templeton                          Fidelity
                                                   -----------------------------------------  ------------------------
                                                                                  Mutual
                                                                  Developing      Shares
                                                   International    Markets     Investments    Growth     Contrafund
                                                   -------------  ------------  ------------  --------   -----------
Income -
   dividends                                     $        --             --            --         --           --
                                                   -------------  ------------  ------------  --------   -----------

Expenses:
   Mortality and expense risk fee                          5              2             4         --            2
   Administrative fee                                      1              1             1         --           --
                                                   -------------  ------------  ------------  --------   -----------

           Total expenses                                  6              3             5         --            2
                                                   -------------  ------------  ------------  --------   -----------

           Net investment
             income (loss)                                (6)            (3)           (5)        --           (2)
                                                   -------------  ------------  ------------  --------   -----------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                                 8             (4)            --         (3)          (2)
     Realized gain distributions                           --            --             --          --          --
                                                   -------------  ------------  ------------  --------   -----------

           Net realized gain (loss)                        8             (4)           --         (3)          (2)
                                                   -------------  ------------  ------------  --------   -----------

Change in unrealized
   appreciation during the year                           48             44            32         12           48
                                                   -------------  ------------  ------------  --------   -----------

           Net increase (decrease)
             in net assets from
             operations                          $        50             37            27          9           44
                                                   =============  ============  ============  ========   ===========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                 Fidelity
                                                   ------------------------------------
                                                      Growth       Growth &      Equity-
                                                   Opportunities    Income        Income   Total
                                                   --------------  ----------  --------------------
Income -
   dividends                                     $        --            --         --       20,737
                                                   --------------  ----------  --------   ---------

Expenses:
   Mortality and expense risk fee                         --             4          1       16,850
   Administrative fee                                     --             1         --        2,023
                                                   --------------  ----------  --------   ---------

           Total expenses                                 --             5          1       18,873
                                                   --------------  ----------  --------   ---------

           Net investment
             income (loss)                                --            (5)        (1)       1,864
                                                   --------------  ----------  --------   ---------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                                (2)           (5)        (3)      10,787
     Realized gain distributions                          --            --         --       65,980
                                                   --------------  ----------  --------   ---------

           Net realized gain (loss)                       (2)           (5)        (3)      76,767
                                                   --------------  ----------  --------   ---------

Change in unrealized
   appreciation during the year                           13            94         17       78,917
                                                   --------------  ----------  --------   ---------

           Net increase (decrease)
             in net assets from
             operations                          $        11            84         13      157,548
                                                   ==============  ==========  ========   =========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                         Trust
                                                      ----------------------------------------------------------------------------
                                                                                                   VKAC
                                                                                                  Growth
                                                       Quality   Money        High      Stock      and        Bond      Developing
                                                        Income   Market      Yield      Index     Income    Debenture     Growth
                                                      --------  --------  ---------   --------   ---------  ---------  ------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                  $   1,737       583        923       (803)       (390)    1,149        (99)
      Net realized gain (loss)                            455        --        135     21,907       7,127       899        (10)
      Change in unrealized
        appreciation during
        the year                                            6        --       (668)       838         634     1,565        883
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

             Net increase (decrease)
               in net assets from
               operations                               2,198       583        390     21,942       7,371     3,613        774
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

Contract transactions:
    Cova payments                                          --        --         --         --          --        --         --
    Cova transfers                                         --        --         --         --          --        --       (112)
    Payments received from contract
      owners                                               21         6         55         69          39    21,396      6,348
    Transfers between sub-accounts
      (including fixed account), net                   (3,399)  (10,098)    (1,392)     3,960       1,244    38,789      6,481
    Transfers for contract benefits
      and terminations                                 (8,833)   (4,210)    (3,514)   (17,021)     (3,490)   (4,147)      (201)
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

             Net increase (decrease) in
               net assets from
               contract transactions                  (12,211)  (14,302)    (4,851)   (12,992)     (2,207)   56,038     12,516
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

             Net increase (decrease)
               in net assets                          (10,013)  (13,719)    (4,461)     8,950       5,164    59,651     13,290

Net assets at beginning of period                      49,103    21,610     33,261     88,637      46,147    50,820      1,565
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

Net assets at end of period                         $  39,090     7,891     28,800     97,587      51,311   110,471     14,855
                                                      ========  ========  =========   ========   =========  =========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                Trust
                                                       ----------------------------------------------------------------------------

                                                                                                   Small       Large
                                                         Large Cap        Mid-Cap     Quality       Cap         Cap        Select
                                                          Research        Value        Bond        Stock       Stock       Equity
                                                        -------------  -----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                  $          (66)          (109)         192        (791)       (530)      (1,491)
      Net realized gain (loss)                                   5             (3)          36       2,068         412        8,442
      Change in unrealized
        appreciation during
        the year                                             1,278            120        1,412      (6,177)     13,680       20,065
                                                        -------------  -----------   ----------  ----------  ----------  -----------

             Net increase (decrease)
               in net assets from
               operations                                    1,217              8        1,640      (4,900)     13,562       27,016
                                                        -------------  -----------   ----------  ----------  ----------  -----------

Contract transactions:
    Cova payments                                               --             --           --          --          --           --
    Cova transfers                                            (102)          (107)          --          --          --           --
    Payments received from contract
      owners                                                 6,104          7,924        9,698       8,193      18,801       21,003
    Transfers between sub-accounts
      (including fixed account), net                         4,750          7,602       14,372      15,607      29,039       38,783
    Transfers for contract benefits
      and terminations                                        (234)          (317)      (2,058)     (2,424)     (2,022)      (4,555)
                                                        -------------  -----------   ----------  ----------  ----------  -----------

             Net increase (decrease) in
               net assets from
               contract transactions                        10,518         15,102       22,012      21,376      45,818       55,231
                                                        -------------  -----------   ----------  ----------  ----------  -----------

             Net increase (decrease)
               in net assets                                11,735         15,110       23,652      16,476      59,380       82,247

Net assets at beginning of period                            1,233          2,035       15,986      53,169      21,989       97,063
                                                        -------------  -----------   ----------  ----------  ----------  -----------

Net assets at end of period                         $       12,968         17,145       39,638      69,645      81,369      179,310
                                                        =============  ===========   ==========  ==========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                       -----------------------------------------------------------------
                                                                                                                Growth
                                                                                         Small                    and
                                                          International                   Cap        Equity      Income
                                                             Equity          Balanced    Equity      Income      Equity
                                                         ---------------   -----------  ---------  ---------   ----------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                  $            307              23         (10)        11         (30)
      Net realized gain (loss)                                   328              40          11         80         167
      Change in unrealized
        appreciation during
        the year                                               7,969             173          39         49         548
                                                         ---------------   -----------  ---------  ---------   ---------

             Net increase (decrease)
               in net assets from
               operations                                      8,604             236          40        140         685
                                                         ---------------   -----------  ---------  ---------   ---------

Contract transactions:
    Cova payments                                                 --              --          --         --          --
    Cova transfers                                                --              --          --         --          --
    Payments received from contract
      owners                                                   8,143           1,408         442      1,820       3,014
    Transfers between sub-accounts
      (including fixed account), net                          18,076           1,373         588        988       2,913
    Transfers for contract benefits
      and terminations                                        (2,949)            (46)        (15)       (42)        (98)
                                                         ---------------   -----------  ---------  ---------   ---------

             Net increase (decrease) in
               net assets from
               contract transactions                          23,270           2,735       1,015      2,766       5,829
                                                         ---------------   -----------  ---------  ---------------------

             Net increase (decrease)
               in net assets                                  31,874           2,971       1,055      2,906       6,514

Net assets at beginning of period                             62,371             401         272        557       1,309
                                                         ---------------   -----------  ---------  ---------   ---------

Net assets at end of period                         $         94,245           3,372       1,327      3,463       7,823
                                                         ===============   ===========  =========  =========   =========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                   Lord Abbett
                                                  ----------------
                                                                       GACC                          Russell
                                                       Growth        ----------   -------------------------------------------------
                                                        and            Money      Multi-Style   Aggressive                  Core
                                                      Income           Market       Equity        Equity      Non-US        Bond
                                                  ----------------   ----------   -----------   ----------   ---------   ----------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $        1,761          (161)        (129)         (31)           (54)         178
      Realized gain (loss)                              33,820           436           40          (18)             5            7
      Change in unrealized
        appreciation during
        the year                                        26,592           185        3,199           75            412          268
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

             Net increase (decrease)
               in net assets from
               operations                               62,173           460        3,110           26            363          453
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

Contract transactions:
    Cova payments                                           --            --           --           --             --           --
    Cova transfers                                          --            --           --           --             --           --
    Payments received from contract
      owners                                            55,721        35,352       21,870        4,296          8,107       13,098
    Transfers between sub-accounts
      (including fixed account), net                   102,796       (19,753)       4,748        1,041          1,920        3,732
    Transfers for contract benefits
      and terminations                                 (38,987)       (2,913)        (169)         (20)           (74)        (233)
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

             Net increase (decrease) in
               net assets from
               contract transactions                   119,530        12,686       26,449        5,317          9,953       16,597
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

             Net increase (decrease)
               in net assets                           181,703        13,146       29,559        5,343         10,316       17,050

Net assets at beginning of period                      487,500         3,318           --           --             --           --
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

Net assets at end of period                     $      669,203        16,464       29,559        5,343         10,316       17,050
                                                  ================   ==========   ===========   ==========   =========   ==========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                             AIM                                                   Alliance
                                                  -------------------------------------------------   ------------------------------
                                                                   Capital          International        Premier       Real Estate
                                                   Value        Appreciation           Equity            Growth        Investment
                                                  ----------   ----------------    ----------------   --------------  --------------
Increase (decrease) in net assets from
  operations:
      Net investment income (loss)              $      (8)              (11)                  (1)            (45)              1
      Realized gain (loss)                            250                50                   (3)             (4)              3
      Change in unrealized
        appreciation during
        the year                                      668               164                   81           1,522            (170)
                                                  ----------   ----------------    ----------------   --------------  --------------

             Net increase (decrease)
               in net assets from
               operations                             910               203                   77           1,473            (166)
                                                  ----------   ----------------    ----------------   --------------  --------------

Contract transactions:
    Cova payments                                      --                --                   --              --              --
    Cova transfers                                     --                --                   --              --              --
    Payments received from contract
      owners                                        4,061             1,431                1,648           6,485           1,193
    Transfers between sub-accounts
      (including fixed account), net                2,030               609                  609           1,828             514
    Transfers for contract benefits
      and terminations                               (185)              (83)                  (9)            (38)            (12)
                                                  ----------   ----------------    ----------------   --------------  --------------

             Net increase (decrease) in
               net assets from
               contract transactions                5,906             1,957                2,248           8,275           1,695
                                                  ----------      -------------    ----------------   --------------  --------------

             Net increase (decrease)
               in net assets                        6,816             2,160                2,325           9,748           1,529

Net assets at beginning of period                      --                --                   --              --              --
                                                  ----------   ----------------    ----------------   --------------  --------------

Net assets at end of period                     $   6,816             2,160                2,325           9,748           1,529
                                                  ==========   ================    ================   ==============  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                                                  Goldman Sachs
                                                                     -----------------------------------------
                                                       Liberty          Growth
                                                    ---------------
                                                       Newport           and       International      Global
                                                        Tiger            Income       Equity          Income
                                                    ---------------  -----------------------------  ----------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $             4             12             (7)            6
      Realized gain (loss)                                  (30)           (12)            10             3
      Change in unrealized
        appreciation during
        the year                                             54           (207)            56            (1)
                                                    ---------------  -----------  ----------------  ----------

             Net increase (decrease)
               in net assets from
               operations                                    28           (207)            59             8
                                                    ---------------  -----------  ----------------  ----------

Contract transactions:
    Cova payments                                            --             --             --            --
    Cova transfers                                           --             --             --            --
    Payments received from contract
      owners                                                159          3,067            979           125
    Transfers between sub-accounts
      (including fixed account), net                        108          1,826            255            84
    Transfers for contract benefits
      and terminations                                       --            (52)            (6)          (14)
                                                    ---------------  -----------  ----------------  ----------

             Net increase (decrease) in
               net assets from
               contract transactions                        267          4,841          1,228           195
                                                    ---------------  -----------  ----------------  ----------

             Net increase (decrease)
               in net assets                                295          4,634          1,287           203

Net assets at beginning of period                            --             --             --            --
                                                    ---------------  -----------  ----------------  ----------

Net assets at end of period                     $           295          4,634          1,287           203
                                                    ===============  ===========  ================  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                                                      MFS
                                                                                                             -----------------------
                                                                              Kemper
                                                    --------------  ---------------------------------------
                                                    Dreman High     Small Cap       Small Cap   Government
                                                    Return Equity    Growth           Value     Securities     Bond     Research
                                                    --------------  ------------  ------------  -----------  ---------  ------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $           --          (5)             (13)         --          --          (28)
      Realized gain (loss)                                    --          (3)               8          --          --           16
      Change in unrealized
        appreciation during
        the year                                               1         107             (155)          9           1          481
                                                    --------------  ------------  ------------  -----------  ---------  ------------

             Net increase (decrease)
               in net assets from
               operations                                      1          99             (160)          9           1          469
                                                    --------------  ------------  ------------  -----------  ---------  ------------

Contract transactions:
    Cova payments                                             --          --               --          --          --           --
    Cova transfers                                            --          --               --          --          --           --
    Payments received from contract
      owners                                                  --         630            1,656         503           3        3,760
    Transfers between sub-accounts
      (including fixed account), net                          96         162              670         120         170        1,530
    Transfers for contract benefits
      and terminations                                        --           2              (21)         (2)         --         (101)
                                                    --------------  ------------  ------------  -----------  ---------  ------------

             Net increase (decrease) in
               net assets from
               contract transactions                          96         794            2,305         621         173        5,189
                                                    --------------  ------------  ------------  -----------  ---------  ------------

             Net increase (decrease)
               in net assets                                  97         893            2,145         630         174        5,658

Net assets at beginning of period                             --          --               --          --          --           --
                                                    --------------  ------------  ------------  -----------  ---------  ------------

Net assets at end of period                       $           97         893            2,145         630         174        5,658
                                                    ==============  ============  ============  ===========  =========  ============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                     MFS
                                                    -------------------------------------------------------------------------
                                                                                   F&C
                                                        Growth                  Emerging
                                                       with         Emerging     Markets         High            World
                                                        Income      Growth       Equity         Income        Governments
                                                      -----------------------  ------------   ------------  -----------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $       (38)         (37)            3              5               --
      Realized gain (loss)                                 --           (2)          (97)             3               --
      Change in unrealized
        appreciation during
        the year                                          574          985           (94)           (34)               1
                                                      --------   ------------  ------------   ------------  -----------------

             Net increase (decrease)
               in net assets from
               operations                                 536          946          (188)           (26)               1
                                                      --------   ------------  ------------   ------------  -----------------

Contract transactions:
    Cova payments                                          --           --            --             --               --
    Cova transfers                                         --           --            --             --               --
    Payments received from contract
      owners                                            4,624        5,018           421          1,634                4
    Transfers between sub-accounts
      (including fixed account), net                    1,901        1,216           252            570               17
    Transfers for contract benefits
      and terminations                                    (45)         (38)           (4)           (20)              --
                                                      --------   ------------  ------------   ------------  -----------------

             Net increase (decrease) in
               net assets from
               contract transactions                    6,480        6,196           669          2,184               21
                                                      --------   ------------  ------------   ------------  -----------------

             Net increase (decrease)
               in net assets                            7,016        7,142           481          2,158               22

Net assets at beginning of period                          --           --            --             --               --
                                                      --------   ------------  ------------   ------------  -----------------

Net assets at end of period                       $     7,016        7,142           481          2,158               22
                                                      ========   ============  ============   ============  =================

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                                                    OPPENHEIMER
                                                        --------------------------------------------------------------------
                                                                         GROWTH
                                                                           AND           HIGH                   STRATEGIC
                                                           GROWTH        INCOME         INCOME        BOND         BOND
                                                        -------------  ------------   ------------  ---------  -------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $             (6)           (19)           (1)         (19)          (3)
      Realized gain (loss)                                       7              2             3            5            2
      Change in unrealized
        appreciation during
        the year                                               134            (28)          (15)          95            3
                                                        -------------  ------------   ------------  ---------  -------------

             Net increase (decrease)
               in net assets from
               operations                                      135            (45)          (13)          81            2
                                                        -------------  ------------   ------------  ---------  -------------

Contract transactions:
    Cova payments                                               --             --            --           --           --
    Cova transfers                                              --             --            --           --           --
    Payments received from contract
      owners                                                   838          2,140           517        3,298          725
    Transfers between sub-accounts
      (including fixed account), net                           220            859           281          889          371
    Transfers for contract benefits
      and terminations                                          (4)           (13)           (8)         (34)          (3)
                                                        -------------  ------------   ------------  ---------  -------------

             Net increase (decrease) in
               net assets from
               contract transactions                         1,054          2,986           790        4,153        1,093
                                                        -------------  ------------   ------------  ---------  -------------

             Net increase (decrease)
               in net assets                                 1,189          2,941           777        4,234        1,095

Net assets at beginning of period                               --             --            --           --           --
                                                        -------------  ------------   ------------  ---------  -------------

Net assets at end of period                       $          1,189          2,941           777        4,234        1,095
                                                        =============  ============   ============  =========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                          Putnam
                                                     ---------------------------------------------------------------------------

                                                        Growth                                                    International
                                                         and             New                    International          New
                                                        Income          Value      Vista            Growth        Opportunities
                                                     -------------   ------------  ----------  ---------------  ------------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $         (46)            2          (9)             (17)             (4)
      Net realized gain (loss)                               192             2          (1)             (39)             24
      Change in unrealized
        appreciation during
        the year                                             660             6         173              353              40
                                                     -------------   ------------  ----------  ---------------  ------------------

             Net increase (decrease)
               in net assets from
               operations                                    806            10         163              297              60
                                                     -------------   ------------  ----------  ---------------  ------------------

Contract transactions:
    Cova payments                                             --            --          --               --              --
    Cova transfers                                            --            --          --               --              --
    Payments received from contract
      owners                                               8,705           173       1,241            4,444             423
    Transfers between sub-accounts
      (including fixed account), net                       3,257           259         385            1,511             127
    Transfers for contract benefits
      and terminations                                       (69)           (1)         (4)             (46)             (8)
                                                     -------------   ------------  ----------  ---------------  ------------------

             Net increase (decrease) in
               net assets from
               contract transactions                      11,893           431       1,622            5,909             542
                                                     -------------   ------------  ----------  ---------------  ------------------

             Net increase (decrease)
               in net assets                              12,699           441       1,785            6,206             602

Net assets at beginning of period                             --            --          --               --              --
                                                     -------------   ------------  ----------  ---------------  ------------------

Net assets at end of period                        $      12,699           441       1,785            6,206             602
                                                     =============   ============  ==========  ===============  ==================

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                                             Templeton                              Fidelity
                                                              --------------------------------------------  ----------------------
                                                                                               Mutual
                                                                               Developing      Shares
                                                              International    Markets       Investments     Growth     Contrafund
                                                              -------------  -------------  --------------  --------  -------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (6)           (3)            (5)          --           (2)
      Net realized gain (loss)                                          8            (4)            --           (3)          (2)
      Change in unrealized
        appreciation during
        the year                                                       48            44             32           12           48
                                                              -------------  -------------  --------------  --------  -------------

             Net increase (decrease)
               in net assets from
               operations                                              50            37             27            9           44
                                                              -------------  -------------  --------------  --------  -------------

Contract transactions:
    Cova payments                                                      --            --             --           --           --
    Cova transfers                                                     --            --             --           --           --
    Payments received from contract
      owners                                                        1,261           509            584           86          330
    Transfers between sub-accounts
      (including fixed account), net                                  201           139            415           (5)          24
    Transfers for contract benefits
      and terminations                                                 (5)           (6)            (5)          (2)           2
                                                              -------------  -------------  --------------  --------  -------------

             Net increase (decrease) in
               net assets from
               contract transactions                                1,457           642            994           79          356
                                                              -------------  -------------  --------------  --------  -------------

             Net increase (decrease)
               in net assets                                        1,507           679          1,021           88          400

Net assets at beginning of period                                      --            --             --           --           --
                                                              -------------  -------------  --------------  --------  -------------

Net assets at end of period                                 $       1,507           679          1,021           88          400
                                                              =============  =============  ==============  ========  =============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                                              Fidelity
                                                              ----------------------------------------------
                                                                  Growth          Growth &       Equity-
                                                               Opportunities       Income         Income         Total
                                                              ----------------   ------------  -------------  -------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          --               (5)            (1)           1,864
      Net realized gain (loss)                                         (2)              (5)            (3)          76,767
      Change in unrealized
        appreciation during
        the year                                                       13               94             17           78,917
                                                              ----------------   ------------  -------------  -------------

             Net increase (decrease)
               in net assets from
               operations                                              11               84             13          157,548
                                                              ----------------   ------------  -------------  -------------

Contract transactions:
    Cova payments                                                      --               --             --               --
    Cova transfers                                                     --               --             --             (321)
    Payments received from contract
      owners                                                          114              435            195          316,347
    Transfers between sub-accounts
      (including fixed account), net                                  (13)             333             51          288,031
    Transfers for contract benefits
      and terminations                                                 --               --             (3)         (99,409)
                                                              ----------------   ------------  -------------  -------------

             Net increase (decrease) in
               net assets from
               contract transactions                                  101              768            243          504,648
                                                              ----------------   ------------  -------------  -------------

             Net increase (decrease)
               in net assets                                          112              852            256          662,196

Net assets at beginning of period                                      --               --             --        1,038,346
                                                              ----------------   ------------  -------------  -------------

Net assets at end of period                                 $         112              852            256        1,700,542
                                                              ================   ============  =============  =============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1997

(In thousands of dollars)


                                                                                    Trust
                                              -------------------------------------------------------------------------------------
                                                                                                  VKAC
                                                                                                 Growth
                                               Quality     Money         High       Stock         and       Bond        Developing
                                               Income      Market       Yield       Index        Income     Debenture    Growth
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
   operations:
      Net investment income
         (loss)                             $     2,586       1,851        2,603         (73)         (22)    1,266          (2)
      Net realized gain (loss)                      503          --          835      15,992        1,404        35          --
      Change in unrealized
         appreciation during
         the year                                   367          --          351       4,729        6,685     1,687           7
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

             Net increase (decrease)
                in net assets
                from operations                   3,456       1,851        3,789      20,648        8,067     2,988           5
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

Contract transactions:
    Cova payments                                    --          --           --          --           --        --         100
    Cova transfers                                   --          --           --          --           --        --          --
    Payments received from
      contract owners                               504      45,236          795       2,638        2,541     8,751         503
    Transfers between sub-
      accounts (including fixed
      account), net                               3,092     (48,066)     (11,222)     (9,170)       5,116    32,608         959
    Transfers for contract
      benefits and terminations                  (9,775)     (8,119)      (2,972)    (14,588)      (1,993)     (978)         (2)
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

             Net increase
                (decrease) in net
                assets from contract
                transactions                     (6,179)    (10,949)     (13,399)    (21,120)       5,664    40,381       1,560
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

             Net increase
                (decrease) in net
                assets                           (2,723)     (9,098)      (9,610)       (472)      13,731    43,369       1,565

Net assets at beginning of period                51,826      30,708       42,871      89,109       32,416     7,451          --
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

Net assets at end of period                 $    49,103      21,610       33,261      88,637       46,147    50,820       1,565
                                              ========== ===========  =========== ===========  ===========  ==========  ===========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1997

(In thousands of dollars)


                                                                               TRUST
                                            --------------------------------------------------------------------------------------
                                                                                Small       Large
                                            Large Cap    Mid-Cap   Quality       Cap         Cap        Select      International
                                            Research     Value       Bond       Stock       Stock       Equity         Equity
                                            ---------- ---------  ----------  ---------  -----------  ----------   ---------------
Increase (decrease) in net assets from
   operations:
      Net investment income
         (loss)                           $      1         --         439       (260)         (59)       (342)           (18)
      Net realized gain (loss)                  --         --         116        135        2,865         331             51
      Change in unrealized
         appreciation during
         the year                                6         40         156      5,990        1,324      12,310            513
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

             Net increase (decrease)
                in net assets
                from operations                  7         40         711      5,865        4,130      12,299            546
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

Contract transactions:
    Cova payments                              100        100          --         --           --          --             --
    Cova transfers                              --         --      (2,144)        --      (15,455)         --             --
    Payments received from
      contract owners                          359        463       2,671      9,550        7,691      19,507         11,213
    Transfers between sub-
      accounts (including fixed
      account), net                            769      1,460      10,203     24,982       10,293      44,654         37,503
    Transfers for contract
      benefits and terminations                 (2)       (28)       (731)    (1,221)        (421)     (1,556)        (1,224)
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

             Net increase
                (decrease) in net
                assets from contract
                transactions                 1,226      1,995       9,999     33,311        2,108      62,605         47,492
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

             Net increase
                (decrease) in net
                assets                       1,233      2,035      10,710     39,176        6,238      74,904         48,038

Net assets at beginning of period               --         --       5,276     13,993       15,751      22,159         14,333
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

Net assets at end of period               $  1,233      2,035      15,986     53,169       21,989      97,063         62,371
                                            =========  =========  ==========  =========  ===========  ==========   ===============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1997

(In thousands of dollars)




                                                            Trust
                                         ---------------------------------------------
                                                                             Growth          Lord Abbett
                                                                                        ---------------------
                                                     Small                    and                               GACC
                                                                                        Growth               ----------
                                                      Cap        Equity      Income       and       Global      Money
                                         Balanced   Equity       Income      Equity     Income      Equity      Market       Total
                                         --------------------   ---------  -----------  ---------  -------   -----------------------
Increase (decrease) in net assets
   from operations:
      Net investment income
         (loss)                        $     4            (1)          2           (1)     2,366       (9)       (24)        10,307
      Net realized gain (loss)               4             2           7           11     31,083      (36)        55         53,393
      Change in unrealized
         appreciation during
         the year                           --            (5)         21           18     41,372       (1)        40         75,610
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

             Net increase (decrease)
                in net assets
                from operations              8            (4)         30           28     74,821      (46)        71        139,310
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

Contract transactions:
    Cova payments                            1             1           1            1         --       --         --            304
    Cova transfers                          (1)           (1)         (1)          (1)        --       --         --        (17,603)
    Payments received from
      contract owners                      184           116         219          679     47,264        5      5,197        166,086
    Transfers between sub-
      accounts (including fixed
      account), net                        235           160         309          646     94,311   (2,228)    (1,996)       194,618
    Transfers for contract
      benefits and terminations            (26)           --          (1)         (44)   (23,254)    (114)      (312)       (67,361)
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

             Net increase
                (decrease) in net
                assets from contract
                transactions               393           276         527        1,281    118,321   (2,337)     2,889        276,044
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

             Net increase
                (decrease) in net
                assets                     401           272         557        1,309    193,142   (2,383)     2,960        415,354

Net assets at beginning of period           --            --          --           --    294,358    2,383        358        622,992
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

Net assets at end of period            $   401           272         557        1,309    487,500       --      3,318      1,038,346
                                         ========  ==========   =========  ===========  =========  =======   ========  =============

See accompanying notes to financial statements.


                        COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997


  (1)   ORGANIZATION

        Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (Cova) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by Cova.

        The Separate Account is divided into sub-accounts with the assets of each sub-account invested in the corresponding portfolios of the following investment companies:

        Cova Series Trust (Trust)                                                    18 portfolios
        Lord Abbett Series Fund, Inc. (Lord Abbett)                                  1 portfolio
        General American Capital Company (GACC)                                      1 portfolio
        Russell Insurance Funds (Russell)                                            4 portfolios
        AIM Variable Insurance Funds, Inc. (AIM)                                     3 portfolios
        Alliance Variable Products Series Fund, Inc. (Alliance)                      2 portfolios
        Liberty Variable Investment Trust (Liberty)                                  1 portfolio
        Goldman Sachs Variable Insurance Trust (Goldman Sachs)                       3 portfolios
        Investors Fund Series (Kemper)                                               4 portfolios
        MFS Variable Insurance Trust (MFS)                                           7 portfolios
        Oppenheimer Variable Account Funds (Oppenheimer)                             5 portfolios
        Putnam Variable Trust (Putnam)                                               5 portfolios
        Templeton Variable Products Series Fund (Templeton)                          3 portfolios
        Variable Insurance Products Fund, Fund II, and Fund III (Fidelity)           5 portfolios

        Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. Not all sub-accounts are available for investment depending upon the terms of the variable annuity contracts offered for sale by Cova.

  (2)   SIGNIFICANT ACCOUNTING POLICIES

        (A)   INVESTMENT VALUATION

              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

        (B)   REINVESTMENT OF DISTRIBUTIONS

              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

               GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

        (C)   FEDERAL INCOME TAXES

              The operations of the Separate Account are included in the federal income tax return of Cova, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

        (D)   ANNUITY RESERVES

              Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by Cova and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to Cova. The charges were not material in 1998.

  (3)   SEPARATE ACCOUNT EXPENSES

        Cova deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

  (4)   CONTRACT FEES

        There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. In 1998, surrender fees of $436 thousand were deducted from the contract values in the Separate Account.

        An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their policy anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts and the fixed rate account to which the contract value is allocated.

        Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts of the Separate Account and the fixed rate account offered by Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of amount transferred, may be deducted from the contract account value. Transfers made in the Dollar Cost Averaging program are not subject to the transfer fee.

        In 1998, contract maintenance and transfer fees of $478 thousand were deducted from the contract values in the Separate Account.

        Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin. Cova reserves the right to deduct premium taxes when incurred.

  (5)   SUBSEQUENT EVENT

        On January 8, 1999, the five sub-accounts investing in the Trust portfolios managed by Van Kampen American Capital Advisory Corp. (VKAC)
        - Quality Income, Money Market, High Yield, Stock Index, and VKAC Growth and Income portfolios - ceased operations and their assets were transferred to one new and four existing sub-accounts in accordance with the substitution order issued by the Securities and Exchange Commission.

        On January 8, 1999, the Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income sub-account invests in the Trust Lord Abbett Growth and Income Portfolio which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income Portfolio is managed by Lord Abbett who also manages the Lord Abbett Growth and Income Portfolio.

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                                COMMENCED                                  ACCUMULATION UNIT VALUE
                                                                -----------------------------------------------------------------
                                                operations       1998         1997          1996         1995            1994
                                             --------------  ------------  -----------   -----------  -----------  --------------
       Trust Quality Income*                     12/11/89    $ 17.539854    16.716329     15.540273    15.331971       13.170448
       Trust Money Market*                       06/28/91      12.882171    12.375226     11.879722    11.425133       10.896621
       Trust High Yield*                         12/11/89      23.857965    23.571992     21.422784    19.522535       16.977032
       Trust Stock Index*                        10/31/91      31.522392    24.963514     19.036956    15.773906       11.679303
       Trust VKAC Growth and Income*             05/02/92      24.396666    20.978325     17.008151    14.608904       11.195845
       Trust Bond Debenture                      05/01/96      13.496500    12.881792     11.294930           --              --
       Trust Developing Growth                   08/20/97      11.067854    10.527554            --           --              --
       Trust Large Cap Research                  08/20/97      11.825550     9.899560            --           --              --
       Trust Mid-Cap Value                       08/20/97      10.437949    10.467957            --           --              --
       Trust Quality Bond                        05/01/96      11.914489    11.155126     10.368764           --              --
       Trust Small Cap Stock                     05/01/96      12.582860    13.491466     11.308419           --              --
       Trust Large Cap Stock                     05/01/96      19.428499    14.889462     11.334979           --              --
       Trust Select Equity                       05/01/96      16.987204    14.053502     10.838053           --              --
       Trust International Equity                05/01/96      12.889315    11.462435     10.967004           --              --
       Trust Balanced                            07/01/97      11.767845    10.531920            --           --              --
       Trust Small Cap Equity                    07/01/97      10.238676    10.418047            --           --              --
       Trust Equity Income                       07/01/97      12.068849    11.194166            --           --              --
       Trust Growth and Income Equity            07/01/97      12.188331    10.756082            --           --              --
       Lord Abbett Growth and Income*            12/11/89      34.325425    30.837057     25.089525    21.306277       16.642028
       GACC Money Market                         06/03/96      11.109943    10.667011     10.233546           --              --
       Russell Multi-Style Equity                12/31/97      12.694810    10.000000            --           --              --
       Russell Aggressive Equity                 12/31/97       9.963254    10.000000            --           --              --
       Russell Non-US                            12/31/97      11.142092    10.000000            --           --              --
       Russell Core Bond                         12/31/97      10.591175    10.000000            --           --              --
       AIM Value                                 12/31/97      13.060203    10.000000            --           --              --
       AIM Capital Appreciation                  12/31/97      11.770729    10.000000            --           --              --
       AIM International Equity                  12/31/97      11.391449    10.000000            --           --              --
       Alliance Premier Growth                   12/31/97      14.595485    10.000000            --           --              --
       Alliance Real Estate Investment           12/31/97       7.988435    10.000000            --           --              --
       Liberty Newport Tiger                     12/31/97       9.228765    10.000000            --           --              --
       Goldman Sachs Growth and Income           01/29/98       9.908613           --            --           --              --
       Goldman Sachs International Equity        01/29/98      11.402925           --            --           --              --
       Goldman Sachs Global Income               01/29/98      10.781765           --            --           --              --
       Kemper Dreman High Return Equity          05/15/98      10.487302           --            --           --              --
       Kemper Small Cap Growth                   12/31/97      11.676086    10.000000            --           --              --
       Kemper Small Cap Value                    12/31/97       8.753222    10.000000            --           --              --
       Kemper Government Securities              12/31/97      10.556498    10.000000            --           --              --
       MFS Bond                                  05/15/98      10.491811           --            --           --              --
       MFS Research                              12/31/97      12.172796    10.000000            --           --              --
       MFS Growth with Income                    12/31/97      12.066568    10.000000            --           --              --
       MFS Emerging Growth                       12/31/97      13.233235    10.000000            --           --              --
       MFS / F&C Emerging Markets Equity         12/31/97       6.571830    10.000000            --           --              --
       MFS High Income                           12/31/97       9.845193    10.000000            --           --              --
       MFS World Governments                     12/31/97      10.669943    10.000000            --           --              --
       Oppenheimer Growth                        12/31/97      12.232731    10.000000            --           --              --
       Oppenheimer Growth & Income               12/31/97      10.326519    10.000000            --           --              --
       Oppenheimer High Income                   12/31/97       9.893828    10.000000            --           --              --
       Oppenheimer Bond                          12/31/97      10.533011    10.000000            --           --              --
       Oppenheimer Strategic Bond                12/31/97      10.151332    10.000000            --           --              --
       Putnam Growth and Income                  12/31/97      11.382650    10.000000            --           --              --
       Putnam New Value                          12/31/97      10.483517    10.000000            --           --              --
       Putnam Vista                              12/31/97      11.785702    10.000000            --           --              --
       Putnam International Growth               12/31/97      11.707003    10.000000            --           --              --
       Putnam International New Opportunities    12/31/97      11.402252    10.000000            --           --              --
       Templeton International                   05/01/98       9.144522           --            --           --              --
       Templeton Developing Markets              05/01/98       7.552448           --            --           --              --
       Templeton Mutual Shares Investments       05/01/98       9.630622           --            --           --              --
       Fidelity VIP Growth                       02/17/98      13.077878           --            --           --              --
       Fidelity VIP II Contrafund                02/17/98      12.357373           --            --           --              --
       Fidelity VIP III Growth Opportunities     02/17/98      11.742360           --            --           --              --
       Fidelity VIP III Growth & Income          02/17/98      12.202502           --            --           --              --
       Fidelity VIP Equity-Income                02/17/98      10.626607           --            --           --              --
                                                             ============  ===========   ===========  ===========  ==============

     * Sub-account ceased operations on January 8, 1999.
    ** Total returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                                                             NET ASSETS (IN 000'S)
                                                          -------------------------------------------------------------
                                                             1998         1997        1996         1995        1994
                                                          -----------  ----------- -----------  ----------- -----------
       Trust Quality Income*                           $      39,090       49,103      51,826       41,253      33,933
       Trust Money Market*                                     7,891       21,610      30,708       34,128      75,878
       Trust High Yield*                                      28,800       33,261      42,871       36,512      19,653
       Trust Stock Index*                                     97,587       88,637      89,109       85,762      36,807
       Trust VKAC Growth and Income*                          51,311       46,147      32,416       19,617      10,941
       Trust Bond Debenture                                  110,471       50,820       7,451           --          --
       Trust Developing Growth                                14,855        1,565          --           --          --
       Trust Large Cap Research                               12,968        1,233          --           --          --
       Trust Mid-Cap Value                                    17,145        2,035          --           --          --
       Trust Quality Bond                                     39,638       15,986       5,276           --          --
       Trust Small Cap Stock                                  69,645       53,169      13,993           --          --
       Trust Large Cap Stock                                  81,369       21,989      15,751           --          --
       Trust Select Equity                                   179,310       97,063      22,159           --          --
       Trust International Equity                             94,245       62,371      14,333           --          --
       Trust Balanced                                          3,372          401          --           --          --
       Trust Small Cap Equity                                  1,327          272          --           --          --
       Trust Equity Income                                     3,463          557          --           --          --
       Trust Growth and Income Equity                          7,823        1,309          --           --          --
       Lord Abbett Growth and Income*                        669,203      487,500     294,358      190,630     114,416
       GACC Money Market                                      16,464        3,318         358           --          --
       Russell Multi-Style Equity                             29,559           --          --           --          --
       Russell Aggressive Equity                               5,343           --          --           --          --
       Russell Non-US                                         10,316           --          --           --          --
       Russell Core Bond                                      17,050           --          --           --          --
       AIM Value                                               6,816           --          --           --          --
       AIM Capital Appreciation                                2,160           --          --           --          --
       AIM International Equity                                2,325           --          --           --          --
       Alliance Premier Growth                                 9,748           --          --           --          --
       Alliance Real Estate Investment                         1,529           --          --           --          --
       Liberty Newport Tiger                                     295           --          --           --          --
       Goldman Sachs Growth and Income                         4,634           --          --           --          --
       Goldman Sachs International Equity                      1,287           --          --           --          --
       Goldman Sachs Global Income                               203           --          --           --          --
       Kemper Dreman High Return Equity                           97           --          --           --          --
       Kemper Small Cap Growth                                   893           --          --           --          --
       Kemper Small Cap Value                                  2,145           --          --           --          --
       Kemper Government Securities                              630           --          --           --          --
       MFS Bond                                                  174           --          --           --          --
       MFS Research                                            5,658           --          --           --          --
       MFS Growth with Income                                  7,016           --          --           --          --
       MFS Emerging Growth                                     7,142           --          --           --          --
       MFS / F&C Emerging Markets Equity                         481           --          --           --          --
       MFS High Income                                         2,158           --          --           --          --
       MFS World Governments                                      22           --          --           --          --
       Oppenheimer Growth                                      1,189           --          --           --          --
       Oppenheimer Growth & Income                             2,941           --          --           --          --
       Oppenheimer High Income                                   777           --          --           --          --
       Oppenheimer Bond                                        4,234           --          --           --          --
       Oppenheimer Strategic Bond                              1,095           --          --           --          --
       Putnam Growth and Income                               12,699           --          --           --          --
       Putnam New Value                                          441           --          --           --          --
       Putnam Vista                                            1,785           --          --           --          --
       Putnam International Growth                             6,206           --          --           --          --
       Putnam International New Opportunities                    602           --          --           --          --
       Templeton International                                 1,507           --          --           --          --
       Templeton Developing Markets                              679           --          --           --          --
       Templeton Mutual Shares Investments                     1,021           --          --           --          --
       Fidelity VIP Growth                                        88           --          --           --          --
       Fidelity VIP II Contrafund                                400           --          --           --          --
       Fidelity VIP III Growth Opportunities                     112           --          --           --          --
       Fidelity VIP III Growth & Income                          852           --          --           --          --
       Fidelity VIP Equity-Income                                256           --          --           --          --
                                                          ===========  =========== ===========  =========== ===========

     * Sub-account ceased operations on January 8, 1999.
    ** Total returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997




(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                                                                  TOTAL RETURN**
                                                              --------------------------------------------------------
                                                                1998          1997       1996       1995       1994
                                                              ---------     ---------- ---------- ---------- ---------
       Trust Quality Income*                                      4.93 %         7.57       1.36      16.41     (5.70)
       Trust Money Market*                                        4.10           4.17       3.98       4.85      2.70
       Trust High Yield*                                          1.21          10.03       9.73      14.99     (5.79)
       Trust Stock Index*                                        26.27          31.13      20.69      35.06     (1.58)
       Trust VKAC Growth and Income*                             16.30          23.34      16.42      30.49     (6.07)
       Trust Bond Debenture                                       4.77          14.05      11.86         --        --
       Trust Developing Growth                                    5.13           5.28         --         --        --
       Trust Large Cap Research                                  19.46          (1.00)        --         --        --
       Trust Mid-Cap Value                                       (0.29)          4.68         --         --        --
       Trust Quality Bond                                         6.81           7.58       4.76         --        --
       Trust Small Cap Stock                                     (6.74)         19.31       7.57         --        --
       Trust Large Cap Stock                                     30.49          31.36      13.32         --        --
       Trust Select Equity                                       20.88          29.67       7.48         --        --
       Trust International Equity                                12.45           4.52       7.36         --        --
       Trust Balanced                                            11.74           5.32         --         --        --
       Trust Small Cap Equity                                    (1.72)          4.18         --         --        --
       Trust Equity Income                                        7.81          11.94         --         --        --
       Trust Growth and Income Equity                            13.32           7.56         --         --        --
       Lord Abbett Growth and Income*                            11.31          22.91      17.76      28.03      1.32
       GACC Money Market                                          4.15           4.24       2.34         --        --
       Russell Multi-Style Equity                                26.95             --         --         --        --
       Russell Aggressive Equity                                 (0.37)            --         --         --        --
       Russell Non-US                                            11.42             --         --         --        --
       Russell Core Bond                                          5.91             --         --         --        --
       AIM Value                                                 30.60             --         --         --        --
       AIM Capital Appreciation                                  17.71             --         --         --        --
       AIM International Equity                                  13.91             --         --         --        --
       Alliance Premier Growth                                   45.96             --         --         --        --
       Alliance Real Estate Investment                          (20.12)            --         --         --        --
       Liberty Newport Tiger                                     (7.71)            --         --         --        --
       Goldman Sachs Growth and Income                           (0.91)            --         --         --        --
       Goldman Sachs International Equity                        14.03             --         --         --        --
       Goldman Sachs Global Income                                7.82             --         --         --        --
       Kemper Dreman High Return Equity                           4.87             --         --         --        --
       Kemper Small Cap Growth                                   16.76             --         --         --        --
       Kemper Small Cap Value                                   (12.47)            --         --         --        --
       Kemper Government Securities                               5.57             --         --         --        --
       MFS Bond                                                   4.92             --         --         --        --
       MFS Research                                              21.73             --         --         --        --
       MFS Growth with Income                                    20.67             --         --         --        --
       MFS Emerging Growth                                       32.33             --         --         --        --
       MFS / F&C Emerging Markets Equity                        (34.28)            --         --         --        --
       MFS High Income                                           (1.55)            --         --         --        --
       MFS World Governments                                      6.70             --         --         --        --
       Oppenheimer Growth                                        22.33             --         --         --        --
       Oppenheimer Growth & Income                                3.27             --         --         --        --
       Oppenheimer High Income                                   (1.06)            --         --         --        --
       Oppenheimer Bond                                           5.33             --         --         --        --
       Oppenheimer Strategic Bond                                 1.51             --         --         --        --
       Putnam Growth and Income                                  13.83             --         --         --        --
       Putnam New Value                                           4.83             --         --         --        --
       Putnam Vista                                              17.86             --         --         --        --
       Putnam International Growth                               17.07             --         --         --        --
       Putnam International New Opportunities                    14.02             --         --         --        --
       Templeton International                                   (8.55)            --         --         --        --
       Templeton Developing Markets                             (24.48)            --         --         --        --
       Templeton Mutual Shares Investments                       (3.69)            --         --         --        --
       Fidelity VIP Growth                                       30.78             --         --         --        --
       Fidelity VIP II Contrafund                                23.57             --         --         --        --
       Fidelity VIP III Growth Opportunities                     17.42             --         --         --        --
       Fidelity VIP III Growth & Income                          22.03             --         --         --        --
       Fidelity VIP Equity-Income                                 6.27             --         --         --        --
                                                              =========     ========== ========== ========== =========

     * Sub-account ceased operations on January 8, 1999.
    ** Total returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997

(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                                     SEPARATE ACCOUNT EXPENSES
                                                                      TO AVERAGE NET ASSETS**
                                                          ------------------------------------------------
                                                           1998      1997      1996      1995      1994
                                                          --------  --------  --------  --------  --------
       Trust Quality Income*                                 1.40      1.40      1.40      1.40      1.40
       Trust Money Market*                                   1.40      1.40      1.40      1.40      1.40
       Trust High Yield*                                     1.40      1.40      1.40      1.40      1.40
       Trust Stock Index*                                    1.40      1.40      1.40      1.40      1.40
       Trust VKAC Growth and Income*                         1.40      1.40      1.40      1.40      1.40
       Trust Bond Debenture                                  1.40      1.40      1.40        --        --
       Trust Developing Growth                               1.40      1.40        --        --        --
       Trust Large Cap Research                              1.40      1.40        --        --        --
       Trust Mid-Cap Value                                   1.40      1.40        --        --        --
       Trust Quality Bond                                    1.40      1.40      1.40        --        --
       Trust Small Cap Stock                                 1.40      1.40      1.40        --        --
       Trust Large Cap Stock                                 1.40      1.40      1.40        --        --
       Trust Select Equity                                   1.40      1.40      1.40        --        --
       Trust International Equity                            1.40      1.40      1.40        --        --
       Trust Balanced                                        1.40      1.40        --        --        --
       Trust Small Cap Equity                                1.40      1.40        --        --        --
       Trust Equity Income                                   1.40      1.40        --        --        --
       Trust Growth and Income Equity                        1.40      1.40        --        --        --
       Lord Abbett Growth and Income*                        1.40      1.40      1.40      1.40      1.40
       GACC Money Market                                     1.40      1.40      1.40        --        --
       Russell Multi-Style Equity                            1.40        --        --        --        --
       Russell Aggressive Equity                             1.40        --        --        --        --
       Russell Non-US                                        1.40        --        --        --        --
       Russell Core Bond                                     1.40        --        --        --        --
       AIM Value                                             1.40        --        --        --        --
       AIM Capital Appreciation                              1.40        --        --        --        --
       AIM International Equity                              1.40        --        --        --        --
       Alliance Premier Growth                               1.40        --        --        --        --
       Alliance Real Estate Investment                       1.40        --        --        --        --
       Liberty Newport Tiger                                 1.40        --        --        --        --
       Goldman Sachs Growth and Income                       1.40        --        --        --        --
       Goldman Sachs International Equity                    1.40        --        --        --        --
       Goldman Sachs Global Income                           1.40        --        --        --        --
       Kemper Dreman High Return Equity                      1.40        --        --        --        --
       Kemper Small Cap Growth                               1.40        --        --        --        --
       Kemper Small Cap Value                                1.40        --        --        --        --
       Kemper Government Securities                          1.40        --        --        --        --
       MFS Bond                                              1.40        --        --        --        --
       MFS Research                                          1.40        --        --        --        --
       MFS Growth with Income                                1.40        --        --        --        --
       MFS Emerging Growth                                   1.40        --        --        --        --
       MFS / F&C Emerging Markets Equity                     1.40        --        --        --        --
       MFS High Income                                       1.40        --        --        --        --
       MFS World Governments                                 1.40        --        --        --        --
       Oppenheimer Growth                                    1.40        --        --        --        --
       Oppenheimer Growth & Income                           1.40        --        --        --        --
       Oppenheimer High Income                               1.40        --        --        --        --
       Oppenheimer Bond                                      1.40        --        --        --        --
       Oppenheimer Strategic Bond                            1.40        --        --        --        --
       Putnam Growth and Income                              1.40        --        --        --        --
       Putnam New Value                                      1.40        --        --        --        --
       Putnam Vista                                          1.40        --        --        --        --
       Putnam International Growth                           1.40        --        --        --        --
       Putnam International New Opportunities                1.40        --        --        --        --
       Templeton International                               1.40        --        --        --        --
       Templeton Developing Markets                          1.40        --        --        --        --
       Templeton Mutual Shares Investments                   1.40        --        --        --        --
       Fidelity VIP Growth                                   1.40        --        --        --        --
       Fidelity VIP II Contrafund                            1.40        --        --        --        --
       Fidelity VIP III Growth Opportunities                 1.40        --        --        --        --
       Fidelity VIP III Growth & Income                      1.40        --        --        --        --
       Fidelity VIP Equity-Income                            1.40        --        --        --        --
                                                          ========  ========  ========  ========  ========

     * Sub-account ceased operations on January 8, 1999.
    ** Total returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION

       The table below summarizes the realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year.

                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)
       Realized gain (loss) on sale of fund shares:
          Trust Quality Income:
            Aggregate proceeds from sales of fund shares                 $        13,031         33,851
            Aggregate cost of fund shares redeemed                                12,576         33,348
                                                                           --------------  -------------

               Realized gain (loss)                                      $           455            503
                                                                           ==============  =============

          Trust Money Market:
            Aggregate proceeds from sales of fund shares                 $        14,519         63,852
            Aggregate cost of fund shares redeemed                                14,519         63,852
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Trust High Yield:
            Aggregate proceeds from sales of fund shares                 $         6,314         27,472
            Aggregate cost of fund shares redeemed                                 6,179         26,637
                                                                           --------------  -------------

               Realized gain (loss)                                      $           135            835
                                                                           ==============  =============

          Trust Stock Index:
            Aggregate proceeds from sales of fund shares                 $        23,196         55,951
            Aggregate cost of fund shares redeemed                                17,093         40,242
                                                                           --------------  -------------

               Realized gain (loss)                                      $         6,103         15,709
                                                                           ==============  =============

          Trust VKAC Growth and Income:
            Aggregate proceeds from sales of fund shares                 $         6,244          4,135
            Aggregate cost of fund shares redeemed                                 4,804          3,229
                                                                           --------------  -------------

               Realized gain (loss)                                      $         1,440            906
                                                                           ==============  =============


          Trust Bond Debenture:
            Aggregate proceeds from sales of fund shares                 $         9,489            646
            Aggregate cost of fund shares redeemed                                 9,470            619
                                                                           --------------  -------------

               Realized gain (loss)                                      $            19             27
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Trust Developing Growth:
            Aggregate proceeds from sales of fund shares                 $           138             --
            Aggregate cost of fund shares redeemed                                   152             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (14)            --
                                                                           ==============  =============

          Trust Large Cap Research:
            Aggregate proceeds from sales of fund shares                 $           161              1
            Aggregate cost of fund shares redeemed                                   156              1
                                                                           --------------  -------------

               Realized gain (loss)                                      $             5             --
                                                                           ==============  =============

          Trust Mid-Cap Value:
            Aggregate proceeds from sales of fund shares                 $            82             --
            Aggregate cost of fund shares redeemed                                    85             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============

          Trust Quality Bond:
            Aggregate proceeds from sales of fund shares                 $         1,335          3,837
            Aggregate cost of fund shares redeemed                                 1,299          3,786
                                                                           --------------  -------------

               Realized gain (loss)                                      $            36             51
                                                                           ==============  =============

          Trust Small Cap Stock:
            Aggregate proceeds from sales of fund shares                 $         3,113            513
            Aggregate cost of fund shares redeemed                                 3,238            467
                                                                           --------------  -------------

               Realized gain (loss)                                      $          (125)            46
                                                                           ==============  =============

          Trust Large Cap Stock:
            Aggregate proceeds from sales of fund shares                 $           147          7,686
            Aggregate cost of fund shares redeemed                                   131          6,018
                                                                           --------------  -------------

               Realized gain (loss)                                      $            16          1,668
                                                                           ==============  =============

          Trust Select Equity:
            Aggregate proceeds from sales of fund shares                 $         1,485            305
            Aggregate cost of fund shares redeemed                                 1,275            275
                                                                           --------------  -------------

               Realized gain (loss)                                      $           210             30
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Trust International Equity:
            Aggregate proceeds from sales of fund shares                 $         4,919            616
            Aggregate cost of fund shares redeemed                                 4,609            601
                                                                           --------------  -------------

               Realized gain (loss)                                      $           310             15
                                                                           ==============  =============

          Trust Balanced:
            Aggregate proceeds from sales of fund shares                 $            30             38
            Aggregate cost of fund shares redeemed                                    31             37
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (1)             1
                                                                           ==============  =============

          Trust Small Cap Equity:
            Aggregate proceeds from sales of fund shares                 $            39              2
            Aggregate cost of fund shares redeemed                                    42              2
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============

          Trust Equity Income:
            Aggregate proceeds from sales of fund shares                 $            75              3
            Aggregate cost of fund shares redeemed                                    75              3
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Trust Growth and Income Equity:
            Aggregate proceeds from sales of fund shares                 $           211             34
            Aggregate cost of fund shares redeemed                                   204             33
                                                                           --------------  -------------

               Realized gain (loss)                                      $             7              1
                                                                           ==============  =============

          Lord Abbett Growth and Income:
            Aggregate proceeds from sales of fund shares                 $        12,298          3,701
            Aggregate cost of fund shares redeemed                                10,217          2,859
                                                                           --------------  -------------

               Realized gain (loss)                                      $         2,081            842
                                                                           ==============  =============

          GACC Money Market:
            Aggregate proceeds from sales of fund shares                 $        37,059          2,883
            Aggregate cost of fund shares redeemed                                36,623          2,828
                                                                           --------------  -------------

               Realized gain (loss)                                      $           436             55
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                            (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Russell Multi-Style Equity:
            Aggregate proceeds from sales of fund shares                 $            62             --
            Aggregate cost of fund shares redeemed                                    61             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             1             --
                                                                           ==============  =============

          Russell Aggressive Equity:
            Aggregate proceeds from sales of fund shares                 $           203             --
            Aggregate cost of fund shares redeemed                                   247             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (44)            --
                                                                           ==============  =============

          Russell Non-US:
            Aggregate proceeds from sales of fund shares                 $            92             --
            Aggregate cost of fund shares redeemed                                    90             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             2             --
                                                                           ==============  =============

          Russell Core Bond:
            Aggregate proceeds from sales of fund shares                 $           523             --
            Aggregate cost of fund shares redeemed                                   522             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             1             --
                                                                           ==============  =============

          AIM Value:
            Aggregate proceeds from sales of fund shares                 $           253             --
            Aggregate cost of fund shares redeemed                                   263             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (10)            --
                                                                           ==============  =============

          AIM Capital Appreciation:
            Aggregate proceeds from sales of fund shares                 $            72             --
            Aggregate cost of fund shares redeemed                                    75             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============

          AIM International Equity:
            Aggregate proceeds from sales of fund shares                 $         8,246             --
            Aggregate cost of fund shares redeemed                                 8,249             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Alliance Premier Growth:
            Aggregate proceeds from sales of fund shares                 $            54             --
            Aggregate cost of fund shares redeemed                                    58             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (4)            --
                                                                           ==============  =============

          Alliance Real Estate:
            Aggregate proceeds from sales of fund shares                 $            28             --
            Aggregate cost of fund shares redeemed                                    30             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          Liberty Newport Tiger:
            Aggregate proceeds from sales of fund shares                 $           416             --
            Aggregate cost of fund shares redeemed                                   446             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (30)            --
                                                                           ==============  =============

          Goldman Sachs Growth and Income:
            Aggregate proceeds from sales of fund shares                 $           126             --
            Aggregate cost of fund shares redeemed                                   138             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (12)            --
                                                                           ==============  =============

          Goldman Sachs International:
            Aggregate proceeds from sales of fund shares                 $            29             --
            Aggregate cost of fund shares redeemed                                    29             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Goldman Sachs Global Income:
            Aggregate proceeds from sales of fund shares                 $            17             --
            Aggregate cost of fund shares redeemed                                    16             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             1             --
                                                                           ==============  =============

          Kemper Dreman High Return Equity:
            Aggregate proceeds from sales of fund shares                 $            --             --
            Aggregate cost of fund shares redeemed                                    --             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                            (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Kemper Small Cap Growth:
            Aggregate proceeds from sales of fund shares                 $         1,008             --
            Aggregate cost of fund shares redeemed                                 1,035             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (27)            --
                                                                           ==============  =============

          Kemper Small Cap Value:
            Aggregate proceeds from sales of fund shares                 $            21             --
            Aggregate cost of fund shares redeemed                                    25             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (4)            --
                                                                           ==============  =============

          Kemper Government Securities:
            Aggregate proceeds from sales of fund shares                 $            17             --
            Aggregate cost of fund shares redeemed                                    17             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          MFS Bond:
            Aggregate proceeds from sales of fund shares                 $            --             --
            Aggregate cost of fund shares redeemed                                    --             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          MFS Research:
            Aggregate proceeds from sales of fund shares                 $           120             --
            Aggregate cost of fund shares redeemed                                   122             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          MFS Growth with Income:
            Aggregate proceeds from sales of fund shares                 $            28             --
            Aggregate cost of fund shares redeemed                                    28             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          MFS Emerging Growth:
            Aggregate proceeds from sales of fund shares                 $           129             --
            Aggregate cost of fund shares redeemed                                   140             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (11)            --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued: MFS / F&C
          Emerging Markets Equity:
            Aggregate proceeds from sales of fund shares                 $         1,059             --
            Aggregate cost of fund shares redeemed                                 1,156             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (97)            --
                                                                           ==============  =============

          MFS High Income:
            Aggregate proceeds from sales of fund shares                 $            61             --
            Aggregate cost of fund shares redeemed                                    63             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          MFS World Governments:
            Aggregate proceeds from sales of fund shares                 $            --             --
            Aggregate cost of fund shares redeemed                                    --             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Oppenheimer Growth:
            Aggregate proceeds from sales of fund shares                 $           187             --
            Aggregate cost of fund shares redeemed                                   188             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (1)            --
                                                                           ==============  =============

          Oppenheimer Growth & Income:
            Aggregate proceeds from sales of fund shares                 $           326             --
            Aggregate cost of fund shares redeemed                                   363             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (37)            --
                                                                           ==============  =============

          Oppenheimer High Income:
            Aggregate proceeds from sales of fund shares                 $            31             --
            Aggregate cost of fund shares redeemed                                    32             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (1)            --
                                                                           ==============  =============

          Oppenheimer Bond:
            Aggregate proceeds from sales of fund shares                 $            49             --
            Aggregate cost of fund shares redeemed                                    49             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Oppenheimer Strategic Bond:
            Aggregate proceeds from sales of fund shares                 $             3             --
            Aggregate cost of fund shares redeemed                                     3             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Putnam Growth and Income:
            Aggregate proceeds from sales of fund shares                 $           294             --
            Aggregate cost of fund shares redeemed                                   302             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (8)            --
                                                                           ==============  =============

          Putnam New Value:
            Aggregate proceeds from sales of fund shares                 $             3             --
            Aggregate cost of fund shares redeemed                                     3             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Putnam Vista:
            Aggregate proceeds from sales of fund shares                 $            27             --
            Aggregate cost of fund shares redeemed                                    28             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (1)            --
                                                                           ==============  =============

          Putnam International Growth:
            Aggregate proceeds from sales of fund shares                 $         4,315             --
            Aggregate cost of fund shares redeemed                                 4,354             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (39)            --
                                                                           ==============  =============

          Putnam International New Opportunities:
            Aggregate proceeds from sales of fund shares                 $         2,989             --
            Aggregate cost of fund shares redeemed                                 2,965             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            24             --
                                                                           ==============  =============

          Templeton International:
            Aggregate proceeds from sales of fund shares                 $         6,057             --
            Aggregate cost of fund shares redeemed                                 6,049             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             8             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Templeton Developing Markets:
            Aggregate proceeds from sales of fund shares                 $           357             --
            Aggregate cost of fund shares redeemed                                   361             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (4)            --
                                                                           ==============  =============

          Templeton Mutual Shares Investments:
            Aggregate proceeds from sales of fund shares                 $             7             --
            Aggregate cost of fund shares redeemed                                     7             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Fidelity Growth:
            Aggregate proceeds from sales of fund shares                 $            34             --
            Aggregate cost of fund shares redeemed                                    37             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============

          Fidelity Contrafund:
            Aggregate proceeds from sales of fund shares                 $            17             --
            Aggregate cost of fund shares redeemed                                    19             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          Fidelity Growth Opportunities:
            Aggregate proceeds from sales of fund shares                 $            24             --
            Aggregate cost of fund shares redeemed                                    26             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          Fidelity Growth & Income:
            Aggregate proceeds from sales of fund shares                 $            69             --
            Aggregate cost of fund shares redeemed                                    74             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (5)            --
                                                                           ==============  =============

          Fidelity Equity-Income:
            Aggregate proceeds from sales of fund shares                 $            27             --
            Aggregate cost of fund shares redeemed                                    30             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Unrealized appreciation (depreciation):
          Trust Quality Income:
            Appreciation (Depreciation), end of period                   $         1,308          1,302
            Appreciation (Depreciation), beginning of period                       1,302            935
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             6            367
                                                                           ==============  =============

          Trust Money Market:
            Appreciation (Depreciation), end of period                   $            --             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            --             --
                                                                           ==============  =============

          Trust High Yield:
            Appreciation (Depreciation), end of period                   $           174            842
            Appreciation (Depreciation), beginning of period                         842            491
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $          (668)           351
                                                                           ==============  =============

          Trust Stock Index:
            Appreciation (Depreciation), end of period                   $        25,838         25,000
            Appreciation (Depreciation), beginning of period                      25,000         20,271
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           838          4,729
                                                                           ==============  =============

          Trust VKAC Growth & Income:
            Appreciation (Depreciation), end of period                   $        11,521         10,887
            Appreciation (Depreciation), beginning of period                      10,887          4,202
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           634          6,685
                                                                           ==============  =============

          Trust Bond Debenture:
            Appreciation (Depreciation), end of period                   $         3,523          1,958
            Appreciation (Depreciation), beginning of period                       1,958            271
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         1,565          1,687
                                                                           ==============  =============

          Trust Developing Growth:
            Appreciation (Depreciation), end of period                   $           890              7
            Appreciation (Depreciation), beginning of period                           7             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           883              7
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          Trust Large Cap Research:
            Appreciation (Depreciation), end of period                   $         1,284              6
            Appreciation (Depreciation), beginning of period                           6             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         1,278              6
                                                                           ==============  =============

          Trust Mid-Cap Value:
            Appreciation (Depreciation), end of period                   $           160             40
            Appreciation (Depreciation), beginning of period                          40             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           120             40
                                                                           ==============  =============

          Trust Quality Bond:
            Appreciation (Depreciation), end of period                   $         1,598            186
            Appreciation (Depreciation), beginning of period                         186             30
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         1,412            156
                                                                           ==============  =============

          Trust Small Cap Stock:
            Appreciation (Depreciation), end of period                   $           346          6,523
            Appreciation (Depreciation), beginning of period                       6,523            533
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $        (6,177)         5,990
                                                                           ==============  =============

          Trust Large Cap Stock:
            Appreciation (Depreciation), end of period                   $        16,535          2,855
            Appreciation (Depreciation), beginning of period                       2,855          1,531
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $        13,680          1,324
                                                                           ==============  =============

          Trust Select Equity:
            Appreciation (Depreciation), end of period                   $        33,585         13,520
            Appreciation (Depreciation), beginning of period                      13,520          1,210
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $        20,065         12,310
                                                                           ==============  =============

          Trust International Equity:
            Appreciation (Depreciation), end of period                   $         9,278          1,309
            Appreciation (Depreciation), beginning of period                       1,309            796
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         7,969            513
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          Trust Balanced:
            Appreciation (Depreciation), end of period                   $           173             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           173             --
                                                                           ==============  =============

          Trust Small Cap Equity:
            Appreciation (Depreciation), end of period                   $            34             (5)
            Appreciation (Depreciation), beginning of period                          (5)            --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            39             (5)
                                                                           ==============  =============

          Trust Equity Income:
            Appreciation (Depreciation), end of period                   $            70             21
            Appreciation (Depreciation), beginning of period                          21             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            49             21
                                                                           ==============  =============

          Trust Growth and Income Equity:
            Appreciation (Depreciation), end of period                   $           566             18
            Appreciation (Depreciation), beginning of period                          18             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           548             18
                                                                           ==============  =============

          Lord Abbett Growth and Income:
            Appreciation (Depreciation), end of period                   $       114,453         87,861
            Appreciation (Depreciation), beginning of period                      87,861         46,489
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $        26,592         41,372
                                                                           ==============  =============

          GACC Money Market:
            Appreciation (Depreciation), end of period                   $           231             46
            Appreciation (Depreciation), beginning of period                          46              6
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           185             40
                                                                           ==============  =============

          Russell Multi-Style Equity:
            Appreciation (Depreciation), end of period                   $         3,199             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         3,199             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          Russell Aggressive Equity:
            Appreciation (Depreciation), end of period                   $            75             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            75             --
                                                                           ==============  =============

          Russell Non-US:
            Appreciation (Depreciation), end of period                   $           412             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           412             --
                                                                           ==============  =============

          Russell Core Bond:
            Appreciation (Depreciation), end of period                   $           268             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           268             --
                                                                           ==============  =============

          AIM Value:
            Appreciation (Depreciation), end of period                   $           668             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           668             --
                                                                           ==============  =============

          AIM Capital Appreciation:
            Appreciation (Depreciation), end of period                   $           164             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           164             --
                                                                           ==============  =============

          AIM International Equity:
            Appreciation (Depreciation), end of period                   $            81             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            81             --
                                                                           ==============  =============

          Alliance Premier Growth:
            Appreciation (Depreciation), end of period                   $         1,522             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         1,522             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          Alliance Real Estate Investment:
            Appreciation (Depreciation), end of period                   $          (170)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $          (170)            --
                                                                           ==============  =============

          Liberty Newport Tiger:
            Appreciation (Depreciation), end of period                   $            54             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            54             --
                                                                           ==============  =============

          Goldman Sachs Growth and Income:
            Appreciation (Depreciation), end of period                   $          (207)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $          (207)            --
                                                                           ==============  =============

          Goldman Sachs International:
            Appreciation (Depreciation), end of period                   $            56             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            56             --
                                                                           ==============  =============

          Goldman Sachs Global Income:
            Appreciation (Depreciation), end of period                   $            (1)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            (1)            --
                                                                           ==============  =============

          Kemper Dreman High Return Equity:
            Appreciation (Depreciation), end of period                   $             1             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             1             --
                                                                           ==============  =============

          Kemper Small Cap Growth:
            Appreciation (Depreciation), end of period                   $           107             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           107             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                           (in thousands of dollars)
       Unrealized appreciation (depreciation), continued:
          Kemper Small Cap Value:
            Appreciation (Depreciation), end of period                   $          (155)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $          (155)            --
                                                                           ==============  =============

          Kemper Government Securities:
            Appreciation (Depreciation), end of period                   $             9             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             9             --
                                                                           ==============  =============

          MFS Bond:
            Appreciation (Depreciation), end of period                   $             1             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             1             --
                                                                           ==============  =============

          MFS Research:
            Appreciation (Depreciation), end of period                   $           481             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           481             --
                                                                           ==============  =============

          MFS Growth with Income:
            Appreciation (Depreciation), end of period                   $           574             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           574             --
                                                                           ==============  =============

          MFS Emerging Growth:
            Appreciation (Depreciation), end of period                   $           985             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           985             --
                                                                           ==============  =============

          MFS / F&C Emerging Markets Equity:
            Appreciation (Depreciation), end of period                   $           (94)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           (94)            --
                                                                           ==============  =============

          MFS High Income:
            Appreciation (Depreciation), end of period                   $           (34)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           (34)            --
                                                                           ==============  =============

                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          MFS World Governments:
            Appreciation (Depreciation), end of period                   $             1             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             1             --
                                                                           ==============  =============

          Oppenheimer Growth:
            Appreciation (Depreciation), end of period                   $           134             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           134             --
                                                                           ==============  =============

          Oppenheimer Growth & Income:
            Appreciation (Depreciation), end of period                   $           (28)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           (28)            --
                                                                           ==============  =============

          Oppenheimer High Income:
            Appreciation (Depreciation), end of period                   $           (15)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           (15)            --
                                                                           ==============  =============

          Oppenheimer Bond:
            Appreciation (Depreciation), end of period                   $            95             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            95             --
                                                                           ==============  =============

          Oppenheimer Strategic Bond:
            Appreciation (Depreciation), end of period                   $             3             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             3             --
                                                                           ==============  =============

          Putnam Growth and Income:
            Appreciation (Depreciation), end of period                   $           660             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           660             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)
       Unrealized appreciation (depreciation), continued:
          Putnam New Value:
            Appreciation (Depreciation), end of period                   $             6             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             6             --
                                                                           ==============  =============

          Putnam Vista:
            Appreciation (Depreciation), end of period                   $           173             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           173             --
                                                                           ==============  =============

          Putnam International Growth:
            Appreciation (Depreciation), end of period                   $           353             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           353             --
                                                                           ==============  =============

          Putnam International New Opportunities:
            Appreciation (Depreciation), end of period                   $            40             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            40             --
                                                                           ==============  =============

          Templeton International:
            Appreciation (Depreciation), end of period                   $            48             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            48             --
                                                                           ==============  =============

          Templeton Developing Markets:
            Appreciation (Depreciation), end of period                   $            44             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            44             --
                                                                           ==============  =============

          Templeton Mutual Shares Investments:
            Appreciation (Depreciation), end of period                   $            32             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            32             --
                                                                           ==============  =============





                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)
       Unrealized appreciation (depreciation), continued:
          Fidelity Growth:
            Appreciation (Depreciation), end of period                   $            12             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            12             --
                                                                           ==============  =============

          Fidelity Contrafund:
            Appreciation (Depreciation), end of period                   $            48             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            48             --
                                                                           ==============  =============

          Fidelity Growth Opportunities:
            Appreciation (Depreciation), end of period                   $            13             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            13             --
                                                                           ==============  =============

          Fidelity Growth & Income:
            Appreciation (Depreciation), end of period                   $            94             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            94             --
                                                                           ==============  =============

          Fidelity Equity-Income:
            Appreciation (Depreciation), end of period                   $            17             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            17             --
                                                                           ==============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


(8)     UNIT TRANSACTIONS

        The change in the number of units is as follows:

                                                                               TRUST
                                     -------------------------------------------------------------------------------------
                                                                                               VKAC
                                       Quality        Money        High        Stock        Growth and          Bond
                                        Income       Market       Yield        Index          Income         Debenture
                                     -------------  ------------ -----------  ----------- ---------------- ---------------
Accumulation phase:
   Unit balance at 12/31/96             3,334,960     2,584,926   2,001,184    4,680,855        1,905,896         659,663
     Cova units purchased                      --            --          --           --               --              --
     Cova units redeemed                       --            --          --           --               --              --
     Contract units purchased              33,059     3,712,455      36,057      125,947          130,796         715,126
     Contract units transferred, net      186,523    (3,871,127)   (492,448)    (604,754)         262,932       2,650,173
     Contract units redeemed             (623,489)     (683,810)   (135,503)    (654,828)        (101,374)        (79,865)
                                     -------------  ------------ -----------  ----------- ---------------- ---------------

   Unit balance at 12/31/97             2,931,053     1,742,444   1,409,290    3,547,220        2,198,250       3,945,097
     Cova units purchased                      --            --          --           --               --              --
     Cova units redeemed                       --            --          --           --               --              --
     Contract units purchased               1,214           491       1,763        2,532            1,131       1,632,919
     Contract units transferred, net     (196,389)     (799,477)    (59,692)     159,577           54,353       2,939,109
     Contract units redeemed             (512,199)     (333,892)   (146,202)    (616,360)        (152,515)       (332,231)
                                     -------------  ------------ -----------  ----------- ---------------- ---------------

   Unit balance at 12/31/98             2,223,679       609,566   1,205,159    3,092,969        2,101,219       8,184,894
                                     =============  ============ ===========  =========== ================ ===============

Annuitization phase:
   Unit balance at 12/31/96                    --            --          --           --               --              --
     Units purchased                        8,913         4,793       2,641        4,293            1,875              --
     Units redeemed                          (844)         (231)       (412)        (196)             (72)             --
                                     -------------  ------------ -----------  ----------- ---------------- ---------------

   Unit balance at 12/31/97                 8,069         4,562       2,229        4,097            1,803              --
     Units purchased                           --            --         798           --              798             272
     Units redeemed                        (1,686)         (901)       (523)        (608)            (196)             (8)
                                     -------------  ------------ -----------  ----------- ---------------- ---------------

   Unit balance at 12/31/98                 6,383         3,661       2,504        3,489            2,405             264
                                     =============  ============ ===========  =========== ================ ===============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997

(8)     UNIT TRANSACTIONS

        The change in the number of units is as follows:

                                                                            Trust
                                            ----------------------------------------------------------------------
                                              Developing         Large Cap         Mid-Cap          Quality
                                                Growth            Research          Value            Bond
                                            ----------------    -------------    -------------    ------------
Accumulation phase:
   Unit balance at 12/31/96                             --                --               --         508,830
     Cova units purchased                           10,000            10,000           10,000              --
     Cova units redeemed                                --                --               --        (205,846)
     Contract units purchased                       47,968            36,718           45,300         256,670
     Contract units transferred, net                91,012            78,115          141,816         940,454
     Contract units redeemed                          (322)             (274)          (2,730)        (67,027)
                                            ----------------    -------------    -------------    ------------

   Unit balance at 12/31/97                        148,658           124,559          194,386       1,433,081
     Cova units purchased                               --                --               --              --
     Cova units redeemed                           (10,000)          (10,000)         (10,000)             --
     Contract units purchased                      596,000           569,392          755,701         833,031
     Contract units transferred, net               630,230           437,664          736,868       1,236,444
     Contract units redeemed                       (22,687)          (26,695)         (34,402)       (179,213)
                                            ----------------    -------------    -------------    ------------

   Unit balance at 12/31/98                      1,342,201         1,094,920        1,642,553       3,323,343
                                            ================    =============    =============    ============

Annuitization phase:
   Unit balance at 12/31/96                             --                --               --              --
     Units purchased                                    --                --               --              --
     Units redeemed                                     --                --               --              --
                                            ----------------    -------------    -------------    ------------

   Unit balance at 12/31/97                             --                --               --              --
     Units purchased                                    --             2,090               --           3,947
     Units redeemed                                     --              (266)              --            (109)
                                            ----------------    -------------    -------------    ------------

   Unit balance at 12/31/98                             --             1,824               --           3,838
                                            ================    =============    =============    ============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


(8)     UNIT TRANSACTIONS

        The change in the number of units is as follows:

                                                                             Trust
                                            ---------------------------------------------------------------------------
                                                 Small Cap         Large Cap          Select            International
                                                   Stock             Stock            Equity              Equity
                                               --------------    --------------    --------------    ------------------
Accumulation phase:
   Unit balance at 12/31/96                        1,237,405         1,389,606         2,044,523          1,306,892
     Cova units purchased                                 --                --                --                 --
     Cova units redeemed                                  --        (1,132,414)               --                 --
     Contract units purchased                        786,201           538,054         1,538,506            974,793
     Contract units transferred, net               2,007,064           715,241         3,437,076          3,266,860
     Contract units redeemed                         (90,427)          (36,558)         (116,499)          (107,953)
                                               --------------    --------------    --------------    ------------------

   Unit balance at 12/31/97                        3,940,243         1,473,929         6,903,606          5,440,592
     Cova units purchased                                 --                --                --                 --
     Cova units redeemed                                  --                --                --                 --
     Contract units purchased                        619,802         1,118,109         1,382,912            651,488
     Contract units transferred, net               1,172,828         1,713,122         2,562,725          1,460,450
     Contract units redeemed                        (200,263)         (127,125)         (304,425)          (243,205)
                                               --------------    --------------    --------------    ------------------

   Unit balance at 12/31/98                        5,532,610         4,178,035        10,544,818          7,309,325
                                               ==============    ==============    ==============    ==================

Annuitization phase:
   Unit balance at 12/31/96                               --                --                --                 --
     Units purchased                                     804             3,384             3,617                822
     Units redeemed                                      (31)             (356)             (380)               (32)
                                               --------------    --------------    --------------    ------------------

   Unit balance at 12/31/97                              773             3,028             3,237                790
     Units purchased                                   1,944             9,187             9,682              2,208
     Units redeemed                                     (162)           (1,259)           (1,203)              (173)
                                               --------------    --------------    --------------    ------------------

   Unit balance at 12/31/98                            2,555            10,956            11,716              2,825
                                               ==============    ==============    ==============    ==================

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


                                                                  TRUST                             LORD ABBETT           GACC
                                        ------------------------------------------------------    ---------------    --------------
                                                                                   Growth and         Growth
                                                         Small Cap     Equity      Income              and               Money
                                         Balanced        Equity        Income      Equity             Income            Market
                                        ------------  -------------  -----------  ------------   ------------------  --------------
Accumulation phase:
   Unit balance at 12/31/96                      --            --            --          --           11,732,301            34,964
     Cova units purchased                       100           100           100         100                   --                --
     Cova units redeemed                       (100)         (100)         (100)       (100)                  --                --
     Contract units purchased                17,711        10,694        17,814      46,324            1,642,859           509,800
     Contract units transferred, net         22,818        15,454        31,967      79,433            3,230,021          (204,185)
     Contract units redeemed                 (2,450)           --           (56)     (4,084)            (816,777)          (29,528)
                                        ------------  -------------  -----------  ------------   ------------------  --------------

   Unit balance at 12/31/97                  38,079        26,148        49,725     121,673           15,788,404           311,051
     Cova units purchased                        --            --            --          --                   --                --
     Cova units redeemed                         --            --            --          --                   --                --
     Contract units purchased               128,875        44,062       157,967     269,879            1,737,150         3,293,174
     Contract units transferred, net        124,051        61,306        83,645     260,136            3,166,896        (1,834,605)
     Contract units redeemed                 (4,494)       (1,880)       (4,384)     (9,899)          (1,222,057)         (295,883)
                                        ------------  -------------  -----------  ------------   ------------------  --------------

   Unit balance at 12/31/98                 286,511       129,636       286,953     641,789           19,470,393         1,473,737
                                        ============  =============  ===========  ============   ==================  ==============

Annuitization phase:
   Unit balance at 12/31/96                      --            --            --          --                   --                --
     Units purchased                             --            --            --          --               28,068                --
     Units redeemed                              --            --            --          --               (2,022)               --
                                        ------------  -------------  -----------  ------------   ------------------  --------------

   Unit balance at 12/31/97                      --            --            --          --               26,046                --
     Units purchased                             --            --            --          --               10,428             9,003
     Units redeemed                              --            --            --          --               (3,208)             (128)
                                        ------------  -------------  -----------  ------------   ------------------  --------------

   Unit balance at 12/31/98                      --            --            --          --               33,266             8,875
                                        ============  =============  ===========  ============   ==================  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


                                                                   RUSSELL                                  AIM
                                        --------------------------------------------------------------  -------------
                                         Multi-Style         Aggressive                      Core
                                            Equity            Equity          Non-US         Bond         Value
                                        ---------------  -----------------  -----------  -------------  -----------
Accumulation phase:
   Unit balance at 12/31/96                        --                --             --             --           --
     Cova units purchased                          --                --             --             --           --
     Cova units redeemed                           --                --             --             --           --
     Contract units purchased                      --                --             --             --           --
     Contract units transferred, net               --                --             --             --           --
     Contract units redeemed                       --                --             --             --           --
                                        ---------------  -----------------  -----------  -------------  -----------

   Unit balance at 12/31/97                        --                --             --             --           --
     Cova units purchased                          10                10             10             10           10
     Cova units redeemed                          (10)              (10)           (10)           (10)         (10)
     Contract units purchased               1,960,886           438,734        773,431      1,318,370      365,254
     Contract units transferred, net          416,532           107,823        180,088        360,854      177,976
     Contract units redeemed                  (48,988)          (10,279)       (27,727)       (69,373)     (21,340)
                                        ---------------  -----------------  -----------  -------------  -----------

   Unit balance at 12/31/98                 2,328,430           536,278        925,792      1,609,851      521,890
                                        ===============  =================  ===========  =============  ===========

Annuitization phase:
   Unit balance at 12/31/96                        --                --             --             --           --
     Units purchased                               --                --             --             --           --
     Units redeemed                                --                --             --             --           --
                                        ---------------  -----------------  -----------  -------------  -----------

   Unit balance at 12/31/97                        --                --             --             --           --
     Units purchased                               --                --             --             --           --
     Units redeemed                                --                --             --             --           --
                                        ---------------  -----------------  -----------  -------------  -----------

   Unit balance at 12/31/98                         --               --             --             --           --
                                        ===============  =================  ===========  =============  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997




                                                     AIM                                    ALLIANCE
                                        -------------------------------------  -----------------------------
                                              Capital           International    Premier       Real Estate
                                          Appreciation           Equity          Growth         Investment
                                          ----------------  -----------------  ------------ ----------------
Accumulation phase:
   Unit balance at 12/31/96                          --                --               --            --
     Cova units purchased                            --                --               --            --
     Cova units redeemed                             --                --               --            --
     Contract units purchased                        --                --               --            --
     Contract units transferred, net                 --                --               --            --
     Contract units redeemed                         --                --               --            --
                                          ----------------  -----------------  ------------ ----------------

   Unit balance at 12/31/97                          --                --               --            --
     Cova units purchased                            10                10               10            10
     Cova units redeemed                            (10)              (10)             (10)          (10)
     Contract units purchased                   134,252           148,215          523,722       136,005
     Contract units transferred, net             57,235            57,321          149,553        58,393
     Contract units redeemed                     (7,999)           (1,464)          (5,421)       (2,987)
                                          ----------------  -----------------  ------------ ----------------

   Unit balance at 12/31/98                     183,488           204,072          667,854       191,411
                                          ================  =================  ============ ================

Annuitization phase:
   Unit balance at 12/31/96                          --                --               --            --
     Units purchased                                 --                --               --            --
     Units redeemed                                  --                --               --            --
                                          ----------------  -----------------  ------------ ----------------

   Unit balance at 12/31/97                          --                --               --            --
     Units purchased                                 --                --               --            --
     Units redeemed                                  --                --               --            --
                                          ----------------  -----------------  ------------ ----------------

   Unit balance at 12/31/98                           --                 --                --             --
                                          ================  =================  ============ ================

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                             LIBERTY                           GOLDMAN SACHS                        KEMPER
                                          ------------   ----------------------------------------------------  ------------------
                                                                Growth
                                            Newport              and                                Global          Dreman High
                                             Tiger              Income            International     Income          Return Equity
                                           -----------   ------------------   -------------------------------  ------------------
Accumulation phase:
   Unit balance at 12/31/96                        --                 --                 --               --              --
     Cova units purchased                          --                 --                 --               --              --
     Cova units redeemed                           --                 --                 --               --              --
     Contract units purchased                      --                 --                 --               --              --
     Contract units transferred, net               --                 --                 --               --              --
     Contract units redeemed                       --                 --                 --               --              --
                                           -----------   ------------------   ------------------  -----------  ------------------

   Unit balance at 12/31/97                        --                 --                 --               --              --
     Cova units purchased                          10                 10                 10               10              10
     Cova units redeemed                          (10)               (10)               (10)             (10)             --
     Contract units purchased                  18,873            298,119             89,807           12,114              --
     Contract units transferred, net           13,289            178,567             23,575            8,062           9,213
     Contract units redeemed                     (226)            (9,011)              (558)          (1,343)             --
                                           -----------   ------------------   ------------------  -----------  ------------------

   Unit balance at 12/31/98                    31,936            467,675            112,824           18,833           9,223
                                           ===========   ==================   ==================  ===========  ==================

Annuitization phase:
   Unit balance at 12/31/96                        --                 --                 --               --              --
     Units purchased                               --                 --                 --               --              --
     Units redeemed                                --                 --                 --               --              --
                                           -----------   ------------------   ------------------  -----------  ------------------

   Unit balance at 12/31/97                        --                 --                 --               --              --
     Units purchased                               --                 --                 --               --              --
     Units redeemed                                --                 --                 --               --              --
                                           -----------   ------------------   ------------------  -----------  ------------------

   Unit balance at 12/31/98                         --                  --                  --                --               --
                                           ===========   ==================   ==================  ===========  ==================

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                                                             KEMPER                             MFS
                                                -------------------------------------------------   -----------------------------
                                                 Small Cap        Small Cap           Government
                                                   Growth           Value            Securities       Bond        Research
                                                -------------    -------------   ----------------   ----------   ------------
Accumulation phase:
   Unit balance at 12/31/96                               --               --              --              --             --
     Cova units purchased                                 --               --              --              --             --
     Cova units redeemed                                  --               --              --              --             --
     Contract units purchased                             --               --              --              --             --
     Contract units transferred, net                      --               --              --              --             --
     Contract units redeemed                              --               --              --              --             --
                                                -------------    -------------   ----------------   ----------   ------------

   Unit balance at 12/31/97                               --               --              --              --             --
     Cova units purchased                                 10               10              10              10             10
     Cova units redeemed                                 (10)             (10)            (10)             --            (10)
     Contract units purchased                         61,682          178,532          48,334             245        337,107
     Contract units transferred, net                  15,201           69,892          11,575          16,283        137,437
     Contract units redeemed                            (391)          (3,332)           (197)             --         (9,758)
                                                -------------    -------------   ----------------   ----------   ------------

   Unit balance at 12/31/98                           76,492          245,092          59,712          16,538        464,786
                                                =============    =============   ================   ==========   ============

Annuitization phase:
   Unit balance at 12/31/96                               --               --              --              --             --
     Units purchased                                      --               --              --              --             --
     Units redeemed                                       --               --              --              --             --
                                                -------------    -------------   ----------------   ----------   ------------

   Unit balance at 12/31/97                               --               --              --              --             --
     Units purchased                                      --               --              --              --             --
     Units redeemed                                       --               --              --              --             --
                                                -------------    -------------   ----------------   ----------   ------------

   Unit balance at 12/31/98                               --               --              --              --             --
                                                =============    =============   ================   ==========   ============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                                                            MFS
                                                -----------------------------------------------------------
                                                                                    F&C
                                                  Growth                         Emerging
                                                   with         Emerging          Markets          High
                                                  Income         Growth           Equity          Income
                                                -----------   --------------   --------------   -----------
Accumulation phase:
   Unit balance at 12/31/96                             --               --               --            --
     Cova units purchased                               --               --               --            --
     Cova units redeemed                                --               --               --            --
     Contract units purchased                           --               --               --            --
     Contract units transferred, net                    --               --               --            --
     Contract units redeemed                            --               --               --            --
                                                -----------   --------------   --------------   -----------

   Unit balance at 12/31/97                             --               --               --            --
     Cova units purchased                               10               10               10            10
     Cova units redeemed                               (10)             (10)             (10)          (10)
     Contract units purchased                      416,517          438,345           45,159       164,144
     Contract units transferred, net               171,689          106,215           28,739        57,879
     Contract units redeemed                        (6,772)          (4,901)            (727)       (2,814)
                                                -----------   --------------   --------------   -----------

   Unit balance at 12/31/98                        581,434          539,659           73,171       219,209
                                                ===========   ==============   ==============   ===========

Annuitization phase:
   Unit balance at 12/31/96                             --               --               --            --
     Units purchased                                    --               --               --            --
     Units redeemed                                     --               --               --            --
                                                -----------   --------------   --------------   -----------

   Unit balance at 12/31/97                             --               --               --            --
     Units purchased                                    --               --               --            --
     Units redeemed                                     --               --               --            --
                                                -----------   --------------   --------------   -----------

   Unit balance at 12/31/98                             --               --               --            --
                                                ===========   ==============   ==============   ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                            MFS                                Oppenheimer                              Putnam
                                      -------------  --------------------------------------------------------------  -------------
                                                                   Growth                                               Growth
                                           World                    and          High                    Strategic       and
                                        Governments   Growth       Income       Income        Bond         Bond         Income
                                      -------------  ----------  -----------  -----------  -----------  -----------  -------------
Accumulation phase:
   Unit balance at 12/31/96                     --          --           --           --           --           --             --
     Cova units purchased                       --          --           --           --           --           --             --
     Cova units redeemed                        --          --           --           --           --           --             --
     Contract units purchased                   --          --           --           --           --           --             --
     Contract units transferred, net            --          --           --           --           --           --             --
     Contract units redeemed                    --          --           --           --           --           --             --
                                      -------------  ----------  -----------  -----------  -----------  -----------  -------------

   Unit balance at 12/31/97                     --          --           --           --           --           --             --
     Cova units purchased                       10          10           10           10           10           10             10
     Cova units redeemed                        --         (10)         (10)         (10)         (10)         (10)           (10)
     Contract units purchased                  423      83,004      211,120       51,949      320,045       71,817        820,015
     Contract units transferred, net         1,674      19,949       78,591       27,811       86,123       36,774        304,805
     Contract units redeemed                   (25)     (5,792)      (4,881)      (1,247)      (4,178)        (722)        (9,152)
                                      -------------  ----------  -----------  -----------  -----------  -----------  -------------

   Unit balance at 12/31/98                  2,082      97,161      284,830       78,513      401,990      107,869      1,115,668
                                      =============  ==========  ===========  ===========  ===========  ===========  =============

Annuitization phase:
   Unit balance at 12/31/96                     --          --           --           --           --           --             --
     Units purchased                            --          --           --           --           --           --             --
     Units redeemed                             --          --           --           --           --           --             --
                                          ---------  ----------  -----------  -----------  -----------  -----------  -------------

   Unit balance at 12/31/97                     --          --           --           --           --           --             --
     Units purchased                            --          --           --           --           --           --             --
     Units redeemed                             --          --           --           --           --           --             --
                                      -------------  ----------  -----------  -----------  -----------  -----------  -------------

   Unit balance at 12/31/98                     --          --           --           --           --           --             --
                                      =============  ==========  ===========  ===========  ===========  ===========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


                                                                                  Putnam
                                               ----------------------------------------------------------------------
                                                                                                     International
                                                  New                             International           New
                                                 Value          Vista             Growth             Opportunities
                                               -----------    -----------   --------------------   ------------------
Accumulation phase:
   Unit balance at 12/31/96                            --             --                 --                    --
     Cova units purchased                              --             --                 --                    --
     Cova units redeemed                               --             --                 --                    --
     Contract units purchased                          --             --                 --                    --
     Contract units transferred, net                   --             --                 --                    --
     Contract units redeemed                           --             --                 --                    --
                                               -----------    -----------   --------------------   ------------------

   Unit balance at 12/31/97                            --             --                 --                    --
     Cova units purchased                              10             10                 10                    10
     Cova units redeemed                              (10)           (10)               (10)                  (10)
     Contract units purchased                      16,925        116,318            394,877                38,270
     Contract units transferred, net               25,293         36,195            141,372                14,803
     Contract units redeemed                         (127)        (1,108)            (6,194)                 (264)
                                               -----------    -----------   --------------------   ------------------

   Unit balance at 12/31/98                        42,091        151,405            530,055                52,809
                                               ===========    ===========   ====================   ==================

Annuitization phase:
   Unit balance at 12/31/96                            --             --                 --                    --
     Units purchased                                   --             --                 --                    --
     Units redeemed                                    --             --                 --                    --
                                               -----------    -----------   --------------------   ------------------

   Unit balance at 12/31/97                            --             --                 --                    --
     Units purchased                                   --             --                 --                    --
     Units redeemed                                    --             --                 --                    --
                                               -----------    -----------   --------------------   ------------------

   Unit balance at 12/31/98                             --              --                  --                     --
                                               ===========    ===========   ====================   ==================

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


                                                                         TEMPLETON                            FIDELITY
                                                   -------------------------------------------------------    ----------
                                                                                              Mutual
                                                                           Developing         Shares
                                                     International         Markets          Investments       Growth
                                                   -----------------    --------------   -----------------    ----------
Accumulation phase:
   Unit balance at 12/31/96                                   --                 --                 --               --
     Cova units purchased                                     --                 --                 --               --
     Cova units redeemed                                      --                 --                 --               --
     Contract units purchased                                 --                 --                 --               --
     Contract units transferred, net                          --                 --                 --               --
     Contract units redeemed                                  --                 --                 --               --
                                                   -----------------    --------------   -----------------    ----------

   Unit balance at 12/31/97                                   --                 --                 --               --
     Cova units purchased                                     10                 10                 10               10
     Cova units redeemed                                     (10)               (10)               (10)             (10)
     Contract units purchased                            140,734             72,847             61,499            8,130
     Contract units transferred, net                      26,597             18,743             45,054           (1,021)
     Contract units redeemed                              (2,556)            (1,630)              (518)            (361)
                                                   -----------------    --------------   -----------------    ----------

   Unit balance at 12/31/98                              164,775             89,960            106,035            6,748
                                                   =================    ==============   =================    ==========

Annuitization phase:
   Unit balance at 12/31/96                                   --                 --                 --               --
     Units purchased                                          --                 --                 --               --
     Units redeemed                                           --                 --                 --               --
                                                   -----------------    --------------   -----------------    ----------

   Unit balance at 12/31/97                                   --                 --                 --               --
     Units purchased                                          --                 --                 --               --
     Units redeemed                                           --                 --                 --               --
                                                   -----------------    --------------   -----------------    ----------

   Unit balance at 12/31/98                                    --                  --                  --                --
                                                   =================    ==============   =================    ==========

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                                                      FIDELITY
                                           ---------------------------------------------------------------
                                                                  Growth          Growth &       Equity-
                                               Contrafund         Opportunities    Income        Income
                                           --------------------------------------------------   ----------
Accumulation phase:
   Unit balance at 12/31/96                          --                --                 --           --
     Cova units purchased                            --                --                 --           --
     Cova units redeemed                             --                --                 --           --
     Contract units purchased                        --                --                 --           --
     Contract units transferred, net                 --                --                 --           --
     Contract units redeemed                         --                --                 --           --
                                           ---------------  ------------------   ------------   ----------

   Unit balance at 12/31/97                          --                --                 --           --
     Cova units purchased                            10                10                 10           10
     Cova units redeemed                            (10)              (10)               (10)         (10)
     Contract units purchased, net               30,391            11,440             53,646       20,381
     Contract units transferred                   2,056            (1,406)            30,141        4,635
     Contract units redeemed                        (93)             (511)           (13,954)        (884)
                                           ---------------  ------------------   ------------   ----------

   Unit balance at 12/31/98                      32,354             9,523             69,833       24,132
                                           ===============  ==================   ============   ==========

Annuitization phase:
   Unit balance at 12/31/96                          --                --                 --           --
     Units purchased                                 --                --                 --           --
     Units redeemed                                  --                --                 --           --
                                           ---------------  ------------------   ------------   ----------

   Unit balance at 12/31/97                          --                --                 --           --
     Units purchased                                 --                --                 --           --
     Units redeemed                                  --                --                 --           --
                                           ---------------  ------------------   ------------   ----------

   Unit balance at 12/31/98                          --                --                 --           --
                                           ===============  ==================   ============   ==========





                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 1998, 1997, and 1996

                   (With Independent Auditors' Report Thereon)




                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.





     March 4, 1999

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 1998 and 1997


                                       ASSETS                                              1998           1997
                                                                                       -------------  -------------
                                                                                             (IN THOUSANDS)
Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,375,198 in 1998 and $1,269,362 in 1997)                                     $    1,371,513      1,280,247
    Equity securities, at fair value                                                          9,037             --
    Mortgage loans, net of allowance for potential loan loss
      of $510 in 1998 and $237 in 1997                                                      312,865        348,206
    Policy loans                                                                             26,295         24,228
                                                                                       -------------  -------------

             Total investments                                                            1,719,710      1,652,681


Cash and cash equivalents - interest-bearing                                                 94,770         12,910
Cash - noninterest-bearing                                                                    5,008          3,666
Receivable from sale of securities                                                            5,845          1,870
Accrued investment income                                                                    21,505         20,602
Deferred policy acquisition costs                                                           131,973         84,326
Present value of future profits                                                              42,230         41,486
Goodwill                                                                                     18,585         19,717
Deferred tax asset, net                                                                       4,786          7,933
Receivable from OakRe                                                                       720,904      1,426,261
Due from affiliates                                                                         246,198        127,599
Other assets                                                                                    829          2,184
Separate account assets                                                                   1,832,396      1,108,125
                                                                                       -------------  -------------

             Total assets                                                            $    4,844,739      4,509,360
                                                                                       =============  =============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued

                           December 31, 1998 and 1997


                       LIABILITIES AND SHAREHOLDER'S EQUITY                               1998            1997
                                                                                       ------------   -------------
                                                                                             (IN THOUSANDS)
Liabilities:
    Policyholder deposits                                                            $   2,643,124       3,098,287
    Future policy benefits                                                                  54,336          38,361
    Payable on return of collateral on loaned securities                                    25,923              --
    Payable on purchase of securities                                                        1,040           7,261
    Federal and state income taxes payable                                                     446           1,312
    Accounts payable and other liabilities                                                  18,714          21,912
    Future purchase price payable to OakRe                                                   6,976          12,173
    Guaranty fund assessments                                                                9,700           9,700
    Separate account liabilities                                                         1,832,394       1,107,816
                                                                                       ------------   -------------

             Total liabilities                                                           4,592,653       4,296,822
                                                                                       ------------   -------------

Shareholder's equity:
    Common stock, $2 par value.  (Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 1998 and 1997)                                                      5,799           5,799
    Additional paid-in capital                                                             220,491         191,491
    Retained earnings                                                                       26,410          12,516
    Accumulated other comprehensive
      income - net of tax                                                                     (614)          2,732
                                                                                       ------------   -------------

             Total shareholder's equity                                                    252,086         212,538
                                                                                       ------------   -------------

             Total liabilities and shareholder's equity                              $   4,844,739       4,509,360
                                                                                       ============   =============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Statements of Income

                  Years ended December 31, 1998, 1997, and 1996


                                                             1998         1997        1996
                                                          -----------  -----------  ----------
                                                                    (in thousands)
Revenues:
    Premiums                                            $     23,875        9,368       3,154
    Net investment income                                    127,812      111,661      70,629
    Net realized gains (losses) on sales
      of investments                                          (1,600)         563         472
    Separate account fees                                     20,820       12,455       7,205
    Other income                                               5,372        4,950       3,304
                                                          -----------  -----------  ----------

             Total revenues                                  176,279      138,997      84,764
                                                          -----------  -----------  ----------

Benefits and expenses:
    Interest on policyholder deposits                         93,759       81,129      50,100
    Current and future policy benefits                        25,225       11,496       5,130
    Operating and other expenses                              27,190       21,758      16,557
    Amortization of purchased
      intangible assets                                        3,445        3,668       2,332
    Amortization of deferred policy
      acquisition costs                                        9,393        6,307       4,389
                                                          -----------  -----------  ----------

             Total benefits and expenses                     159,012      124,358      78,508
                                                          -----------  -----------  ----------

             Income before income taxes                       17,267       14,639       6,256
                                                          -----------  -----------  ----------

Income tax expense (benefit):
    Current                                                   (1,576)       1,951       1,740
    Deferred                                                   4,949        3,710         915
                                                          -----------  -----------  ----------

             Total income tax expense                          3,373        5,661       2,655
                                                          -----------  -----------  ----------

             Net income                                 $     13,894        8,978       3,601
                                                          ===========  ===========  ==========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997, and 1996


                                                                              1998          1997         1996
                                                                           -----------   -----------  -----------
                                                                                      (in thousands)
Common stock, balance at beginning
    and end of period                                                    $      5,799         5,799        5,799
                                                                           -----------   -----------  -----------

Additional paid-in capital:
    Balance at beginning of period                                            191,491       166,491      129,586
    Capital contribution                                                       29,000        25,000       36,905
                                                                           -----------   -----------  -----------

Balance at end of period                                                      220,491       191,491      166,491
                                                                           -----------   -----------  -----------

Retained earnings (deficit):
    Balance at beginning of period                                             12,516         3,538          (63)
    Net income                                                                 13,894         8,978        3,601
                                                                           -----------   -----------  -----------

Balance at end of period                                                       26,410        12,516        3,538
                                                                           -----------   -----------  -----------

Accumulated other comprehensive income:
    Balance at beginning of period                                              2,732          (784)       2,764
    Change in unrealized appreciation
      (depreciation) of debt and equity
      securities                                                              (14,571)       14,077      (13,915)
    Deferred federal income tax impact                                          1,801        (1,893)       1,910
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation (appreciation)                                 6,996        (5,342)       1,561
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                    2,428        (3,326)       6,896
                                                                           -----------   -----------  -----------

Balance at end of period                                                         (614)        2,732         (784)
                                                                           -----------   -----------  -----------

             Total shareholder's equity                                  $    252,086       212,538      175,044
                                                                           ===========   ===========  ===========

Total comprehensive income:
    Net income                                                           $     13,894         8,978        3,601
    Other comprehensive income (change in net unrealized
      appreciation (depreciation) of debt and equity securities)               (3,346)        3,516       (3,548)
                                                                           -----------   -----------  -----------

             Total comprehensive income                                  $     10,548        12,494           53
                                                                           ===========   ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1998, 1997, and 1996


                                                                             1998          1997          1996
                                                                         -------------  ------------  ------------
                                                                                             (in thousands)
Reconciliations of net income to net cash provided by
  operating activities:
      Net income                                                       $       13,894         8,978         3,601
      Adjustments to reconcile net income to net
        cash provided by operating activities:
           Increase in future policy benefits                                  15,975         6,019           680
           Increase (decrease) in payables and
             accrued liabilities                                               (3,198)       (1,194)        2,900
           Increase in accrued investment income                                 (903)       (5,591)       (4,778)
           Amortization of intangible assets and                               12,838         9,975         6,721
             deferred policy acquisition costs
           Amortization and accretion of securities
             premiums and discounts                                            (1,767)        1,664         2,751
           Recapture commissions paid to OakRe                                 (5,197)       (4,837)       (4,483)
           Net realized loss (gain) on sale of investments                      1,600          (563)         (472)
           Interest accumulated on policyholder deposits                       93,759        81,129        50,100
           Increase (decrease) in current and
             deferred federal income taxes                                      2,281         5,917          (351)
           Separate account net income                                            (12)       (2,637)       (2,008)
           Commissions and expenses deferred                                  (50,044)      (46,142)      (34,803)
           Other                                                               (3,566)       (3,537)         (578)
                                                                         -------------  ------------  ------------

             Net cash provided by operating activities                         75,660        49,181        19,280
                                                                         -------------  ------------  ------------

Cash flows from investing activities:
    Cash used in the purchase of investment securities                       (733,049)     (809,814)     (715,274)
    Proceeds from investment securities sold and matured                      642,481       382,783       262,083
    Other                                                                      (1,159)       15,400       (14,166)
                                                                         -------------  ------------  ------------

             Net cash used in investing activities                     $      (91,727)     (411,631)     (467,357)
                                                                         -------------  ------------  ------------


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows, Continued

                  Years ended December 31, 1998, 1997, and 1996


                                                                                  1998          1997          1996
                                                                              -------------  ------------  ------------
                                                                                                  (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                                   $    1,014,075       841,174       446,784
    Transfers from OakRe                                                           812,520       637,168       574,010
    Transfer to separate accounts                                                 (789,872)     (450,303)     (126,797)
    Return of policyholder deposits                                               (889,202)     (597,425)     (491,025)
    Proceeds from security collaterals on securities lending                        25,923            --            --
    Transfers to RGA                                                              (103,175)     (120,411)           --
    Capital contributions received                                                  29,000        25,000        20,000
                                                                              -------------  ------------  ------------

             Net cash provided by financing activities                              99,269       335,203       422,972
                                                                              -------------  ------------  ------------

             Increase (decrease) in cash and
               cash equivalents                                                     83,202       (27,247)      (25,105)

Cash and cash equivalents at beginning of period                                    16,576        43,823        62,256
CFLIC contributed cash (note 9)                                                         --            --         6,672
                                                                              -------------  ------------  ------------

Cash and cash equivalents at end of period                                  $       99,778        16,576        43,823
                                                                              =============  ============  ============

See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997, and 1996



  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 89%, 73%, and 66% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated and Edward Jones & Company in 1998, 1997, and 1996, respectively.

              ORGANIZATION

              CFSLIC, formerly Xerox Financial Services Life Insurance Company (XFSLIC), is a wholly owned subsidiary of Cova Corporation, a subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. When Cova Corporation purchased CSFLIC from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), a subsidiary of XFSLIC, to assume the economic benefits and risks of the existing single premium deferred annuity deposits (SPDAs) of CFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by the end of the year 2000, from the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ended December 31, 1998 and 1997.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The Company owns 100% of the outstanding shares of First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC). Ownership of CFLIC was obtained on December 31, 1996 as the result of a capital contribution by Cova Corporation. The Company has presented the consolidated financial position and results of operations for its subsidiaries from the dates of actual ownership (see note 9).


  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held to maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1998 and 1997 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

              EQUITY SECURITIES

              Equity securities represent investments in nonredeemable preferred stock and common stock warrants. These securities are carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan -Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $510,000 and $237,000, at December 31, 1998 and 1997, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or life policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate account and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1998 and 1997, is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below. The effects on deferred policy acquisition costs of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                      1998          1997          1996
                                                                   ------------  ------------ -------------
                                                                               (IN THOUSANDS)
Deferred policy acquisition costs, beginning of period           $    84,326        49,833       14,468
Commissions and expenses deferred                                     50,044        46,142       34,803
Amortization                                                          (9,393)       (6,307)      (4,389)
Deferred policy acquisition costs attributable to
    unrealized depreciation (appreciation)                             6,996        (5,342)       1,561
Effects on deferred policy acquisition costs of CFLIC
    consolidation                                                        --             --        3,390
                                                                   ------------  ------------ -------------

Deferred policy acquisition costs, end of period                 $   131,973        84,326       49,833
                                                                   ============  ============ =============

              PURCHASE-RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of present value of future profits will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 4.8%, 6.2%, 6.9%, 7.3%, and 7.1% for the years ended December 31, 1999 through 2003, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

                  During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a reallocation of the net purchased intangible asset between PVFP, goodwill, and the future payable. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996.

                  The components of PVFP are shown below. The effects on PVFP of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                  1998          1997          1996
                                                               ------------  ------------ -------------
                                                                           (IN THOUSANDS)
PVFP - beginning of period                                   $    41,486         46,389      38,155
Net amortization                                                  (1,684)        (1,577)       (473)
Present value of future profits attributable to unrealized
    depreciation (appreciation)                                    2,428         (3,326)      6,896
Adjustment due to revised push-down purchase accounting
                                                                       --              --         698
Effects on present value of future profits of CFLIC
    consolidation                                                     --             --       1,113
                                                               ------------  ------------ -------------

   PVFP - end of period                                      $    42,230         41,486      46,389
                                                               ============  ============ =============


Goodwill

Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period. The components of goodwill are shown below. The effects on goodwill of the consolidation of CFLIC (see note 9) with the Company are presented separately.


                                                                    1998         1997         1996
                                                                 -----------  ------------ ------------
                                                                            (IN THOUSANDS)
Goodwill - beginning of period                                 $    19,717       20,849       23,358
Amortization                                                        (1,132)      (1,132)        (916)
Adjustment due to revised push-down purchase accounting
                                                                         --            --       (3,626)
Effects on goodwill of CFLIC consolidation                              --           --        2,033
                                                                 -----------  ------------ ------------

Goodwill - end of period                                       $    18,585       19,717       20,849
                                                                 ===========  ============ ============

                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.50% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.


The components of this future payable are shown below. The effects on the future payable on the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                    1998         1997         1996
                                                                 -----------  ------------  ----------
                                                                            (IN THOUSANDS)
Future payable - beginning of period                           $    12,173       16,051       23,967
Interest added                                                         629          959          943
Payments to OakRe                                                   (5,826)      (4,837)      (4,483)
Adjustment due to revised push-down purchase
    accounting                                                          --           --       (5,059)
Effects on goodwill of CFLIC consolidation                              --           --          683
                                                                 -----------  ------------ -----------

Future payable - end of period                                 $     6,976       12,173       16,051
                                                                 ===========  ============ ===========

              DEFERRED TAX ASSETS AND LIABILITIES

              XFSI and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1998 was 5.86%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges, servicing fee from OakRe for administrating their policies, and advisory fees received from GALIC for advisory services rendered on their individual annuity products.

              FEDERAL INCOME TAXES

              The Company files a consolidated income tax return with its subsidiaries. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              RISKS AND UNCERTAINTIES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period.
              Actual results could differ significantly from those estimates.

              The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

                   -  Investment valuation
                   -  Amortization of deferred policy acquisition costs
                   -  Amortization of present value of future profits
                   -  Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing policies when the Company was purchased by GALIC and policies recaptured from OakRe. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1998.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because the value of a business is also based upon its anticipated earning power, the aggregate fair value amounts represented do not present the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments,
                      and Accrued Investment Income

                  The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values. Short-term debt securities are considered available-for-sale.

                  Investment Securities and Mortgage Loans
                     (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

                  Interest Rate Swaps and Financial Futures Contracts

                  The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions (see note 5 for fair value disclosures).

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1998 and 1997, the cash surrender value of policyholder deposits was approximately $103.2 million and $151.5 million less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective in December 1998, the Company entered into a financing reinsurance agreement with GALIC. The reinsurance agreement provides that the Company will reinsurance a block of annuity business issued by GALIC on a 36% coinsurance basis. The Company recognized income and a corresponding receivable for $1.6 million related to the reinsurance agreement.

              The financing reinsurance agreement entered into with OakRe as a condition to the purchase of the Company does not meet the conditions for reinsurance accounting under generally accepted accounting principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

              During 1997, the Company entered into a financing reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products. The agreement contains recapture provisions, at the option of the Company, beginning in 1999 at a rate of 20% per year. Deposits recorded under the contract were approximately $219 million and $120 million and are reflected as policyholder deposits in the consolidated balance sheets at December 31, 1998 and 1997, respectively.

              RECENTLY ADOPTED ACCOUNTING STANDARDS

              On January 1, 1998, SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, became fully effective. Previously, the Financial Accounting Standards Board (the FASB) had deferred until that date certain provisions of SFAS No. 125 pertaining to repurchase agreements, securities lending, and similar financing transactions. As a result of adopting the deferred provisions of SFAS No. 125, the Company has recognized on its December 31, 1998 consolidated balance sheet cash of approximately $25,923,000 related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions. Restatement of prior period financial statements is not permitted.

              In June 1997, the Financial Accounting Standards Board issued SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in the financial statements. SFAS No. 130 is effective for the fiscal year beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided is required for comparative purposes. The Company has elected to adopt SFAS No. 130 in 1998. The adoption of SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt and equity securities.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, was issued in June 1998. SFAS No. 133 requires all derivative instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies would apply such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. Change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              SFAS No. 133 is effective for the Company beginning January 1, 2000. The Company's management is currently evaluating the impact of SFAS No. 133; at present, the management does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

  (3)  INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1998 and 1997, are as follows:

                                                                       1998
                                   -----------------------------------------------------------------------------
                                                       GROSS          GROSS         ESTIMATED
                                     AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                       COST            GAINS          LOSSES          VALUE           VALUE
                                   --------------  -------------- --------------- --------------- --------------
                                                                  (IN THOUSANDS)
Debt securities:
    U.S. Government
       treasuries                $       28,288            249            (84)          28,453          28,453
    Collateralized mortgage
    obligations                         303,577          3,067         (1,571)         305,073         305,073
    Corporate, state,
    municipalities, and
    political subdivisions            1,043,333         19,736        (25,082)       1,037,987       1,037,987
                                   --------------  -------------- --------------- --------------- --------------

        Total debt securities         1,375,198         23,052        (26,737)       1,371,513       1,371,513

Equity securities                         9,037             --             --            9,037           9,037
Mortgage loans (net)                    312,865         17,500             --          330,365         312,865
Policy loans                             26,295             --             --           26,295          26,295
                                   --------------  -------------- --------------- --------------- --------------

        Total investments        $    1,723,395         40,552        (26,737)       1,737,210       1,719,710
                                   ==============  ============== =============== =============== ==============

Company's beneficial interest
    in separate accounts
                                 $            2             --             --                2               2
                                   ==============  ============== =============== =============== ==============


                                                                       1997
                                   -----------------------------------------------------------------------------
                                                       GROSS          GROSS         ESTIMATED
                                     AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                       COST            GAINS          LOSSES          VALUE           VALUE
                                   --------------  -------------- --------------- --------------- --------------
                                                                  (IN THOUSANDS)
Debt securities:
    U.S. Government
    treasuries                   $        8,067            121             --            8,188           8,188
    Collateralized mortgage
    obligations                         370,802          4,504           (524)         374,782         374,782
    Corporate, state,
    municipalities, and
    political subdivisions              890,493         14,867         (8,083)         897,277         897,277
                                   --------------  -------------- --------------- --------------- --------------

        Total debt securities         1,269,362         19,492         (8,607)       1,280,247       1,280,247

Mortgage loans (net)                    348,206         24,346             --          372,552         348,206
Policy loans                             24,228             --             --           24,228          24,228
                                   --------------  -------------- --------------- --------------- --------------

        Total investments        $    1,641,796         43,838         (8,607)       1,677,027       1,652,681
                                   ==============  ============== =============== =============== ==============

Company's beneficial interest
    in separate accounts
                                 $          300              9             --              309             309
                                   ==============  ============== =============== =============== ==============

The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                             1998
                                                  ------------------------------
                                                                   ESTIMATED
                                                   AMORTIZED         FAIR
                                                      COST          VALUE
                                                  --------------  --------------
                                                        (IN THOUSANDS)
Less than one year                              $       55,653          54,942
Due after one year through five years                  504,712         498,469
Due after five years through ten years                 390,086         392,828
Due after ten years                                    121,170         120,201
Mortgage-backed securities                             303,577         305,073
                                                  --------------  --------------

              Total                             $    1,375,198       1,371,513
                                                  ==============  ==============

        At December 31, 1998, approximately 89.8% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 10.2% noninvestment grade debt securities, 7.4% are rated as BB, 2.4% are rated as B, and 0.4% are rated C and treated as impaired.

        The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counterparties to these agreements. Securities loaned at December 31, 1998 had market values totaling $25,247,750. Cash of $25,923,295 was held as collateral to secure this agreement.
        Income on the Company's security lending program in 1998 was immaterial.

        The Company had two impaired debt securities, of which one became nonincome producing on December 31, 1998. All debt securities were income producing at December 31, 1997.

The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:
                                                                            1998          1997          1996
                                                                         ------------  ------------ -------------
                                                                                     (IN THOUSANDS)
Income on debt securities                                              $    94,876        84,203       53,632
Income on short-term investments                                             2,720         2,265        2,156
Income on interest rate swaps                                                   71            43           --
Income on policy loans                                                       1,980         1,852        1,454
Interest on mortgage loans                                                  28,650        24,890       13,633
Income on separate account investments                                          13         2,637          772
Loss on derivatives                                                             --        (2,035)      (1,640)
Miscellaneous interest                                                       1,644          (258)       1,773
                                                                         ------------  ------------ -------------

              Total investment income                                      129,954       113,597       71,780

Investment expenses                                                         (2,142)       (1,936)      (1,151)
                                                                         ------------  ------------ -------------

              Net investment income                                    $   127,812       111,661       70,629

Net realized capital gains (losses) are as follows:
    Debt securities                                                    $    (1,600)          537          469
    Mortgage loans                                                              --            27            4
    Short-term investments                                                      --            (1)          (1)
                                                                         ------------  ------------ -------------

              Net realized gains (losses) on investments               $    (1,600)          563          472
                                                                         ============  ============ =============


                                                                            1998          1997          1996
                                                                         ------------  ------------ -------------
                                                                                     (IN THOUSANDS)
Unrealized appreciation (depreciation) are as follows:
    Debt securities                                                    $   (3,685)        10,885       (3,192)
    Effects on deferred acquisition costs
       amortization                                                         3,215         (3,781)       1,561
    Effects on PVFP amortization                                             (473)        (2,901)         425
                                                                         ------------  ------------ -------------

         Unrealized appreciation (depreciation)
           before income tax                                                 (943)         4,203       (1,206)

    Unrealized income tax benefit (expense)                                   329         (1,471)         422
                                                                         ------------  ------------ -------------

         Net unrealized appreciation (depreciation)
           on investments                                              $     (614)         2,732         (784)
                                                                         ============  ============ =============

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $486,264,174. Gross gains of $5,102,040 and gross losses of $6,601,099 were realized on those sales. Included in these amounts were $1,002,539 of gross gains and $6,011,305 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1998 impairment adjustment totaling approximately $100,000 related to two debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1997 were $358,658,091. Gross gains of $1,765,242 and gross losses of $254,493 were realized on those sales. Included in these amounts were $681,159 of gross gains and $122,480 of gross losses realized on the sale of noninvestment grade securities. Net realized gains include a 1997 impairment adjustment totaling approximately $974,000 related to one debt security held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1996 were $223,430,495. Gross gains of $1,158,518 and gross losses of $687,126 were realized on those sales. Included in these amounts were $28,969 of gross gains realized on the sale of noninvestment grade securities.

        Securities with a carrying value of approximately $6,400,000 at December 31, 1998 were deposited with government authorities as required by law.

  (4)   SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 1998 and 1997.

  (5)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        A derivative financial instrument, in very general terms, refers to a security whose value is derived from the value of an underlying asset, reference rate, or index.

        The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. All of the Company's holdings are marked to fair value monthly with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

        Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS

              At December 31, 1998, the Company had two outstanding interest rate swap agreements which expire at 2002 and 2003. Under the agreements, the Company receives a fixed rate of 6.63% and 6.70% on a notional amount of $7 and $8 million, respectively, and pays a floating rate based on London Interbank Offered Rate (LIBOR). The estimated fair value of the agreements at December 31, 1998 was a net unrealized gain of approximately $0.6 million which is recognized in the accompanying consolidated balance sheet.

              At December 31, 1997, the Company has one outstanding interest rate swap agreement which expires in 2002. Under the agreement, the Company receives a fixed rate of 6.63% on $7.0 million and pays a floating rate based on LIBOR. At December 31, 1997, the estimated fair value of the agreement was immaterial.

              Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of income.

              FUTURES

              In order to limit exposure to market fluctuations related to temporary seed money invested within the separate account, the Company entered into financial futures contracts during 1997 and 1996. No financial futures contracts were held during 1998. The Company recorded $-0-, $2,035,309, and $1,639,717 of losses from terminated contracts as a component of net investment income during 1998, 1997 and 1996, respectively. The Company also recorded gains of $-0-, $2,636,999, and $2,007,720 as a component of net investment income from market appreciation on the underlying hedged securities within the separate account during 1998, 1997, and 1996, respectively.

              A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company utilized futures on the S&P 500 index in 1997. Upon entering into futures contracts, the Company maintains, in a segregated account with its custodian, securities with a value equal to an agreed upon portion of the notional obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker daily based upon changes in the value of the contract with the related income or loss reflected in the consolidated statement of income as a contra to changes in fair value of the hedged securities.

              The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. It is the Company's policy to deal only with highly rated companies.

  (6)   COMPREHENSIVE INCOME

The components of comprehensive income are as follows:

                                                                            1998          1997          1996
                                                                         ------------  ------------ -------------
                                                                                     (IN THOUSANDS)
Net income                                                             $    13,894         8,978        3,601
                                                                         ------------  ------------ -------------
Other comprehensive income (loss), before tax -
    unrealized appreciation (depreciation) of debt and
       equity securities arising during period:
          Unrealized holding appreciation (depreciation)
              of debt and equity securities                                (12,971)       13,514      (14,387)
          Adjustment to deferred acquisition costs
              attributable to unrealized
              (appreciation) depreciation                                    6,228        (5,128)       1,614
          Adjustment to PVFP attributable to unrealized
              (appreciation) depreciation                                    2,161        (3,193)       7,130
                                                                         ------------  ------------ -------------

               Total unrealized appreciation (depreciation)
                  arising during period                                     (4,582)        5,193       (5,643)

    Less reclassification adjustments for realized (gains) losses included in net income:
          Adjustment for (gains) losses included in
              net realized gains (losses) on sales
              of investments                                                 1,600          (563)        (472)
          Adjustment for (gains) losses included in
              amortization of PVFP                                            (768)          214           53
          Adjustment for (gains) losses included in
              amortization of deferred acquisition costs                      (267)          133          234
                                                                         ------------  ------------ -------------

               Total reclassification adjustments for (gains)
                  losses included in net income                                565          (216)        (185)
                                                                         ------------  ------------ -------------

               Other comprehensive income (loss) before related
                  income tax expense (benefit)                              (5,147)        5,409       (5,458)

Related income tax expense (benefit)                                        (1,801)        1,893       (1,910)
                                                                         ------------  ------------ -------------

               Other comprehensive income (loss), net of tax                (3,346)        3,516       (3,548)
                                                                         ------------  ------------ -------------

               Comprehensive income                                    $    10,548        12,494           53
                                                                         ============  ============ =============

  (7)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1998, 1997, and 1996, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1998, CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

  (8)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $0.2 million of state income tax recoveries.

Income taxes are recorded in the consolidated statement of income and directly in certain shareholder's equity accounts. Income tax expense for the years ended
December 31 is allocated as follows:

                                                              1998          1997          1996
                                                           ------------  ------------ -------------
                                                                       (IN THOUSANDS)
Statements of income:
    Operating income (excluding realized
       investment gains and losses)                      $    3,906        5,464         2,493
    Realized investment gains (losses)                         (533)         197           162
                                                           ------------  ------------ -------------

         Income tax expense (benefit)
           included in the consolidated
           statements of income                               3,373        5,661         2,655

Shareholder's equity -
    change in deferred federal income
       taxes related to unrealized
       appreciation (depreciation)
       on securities                                         (1,801)       1,893        (1,910)
                                                           ------------  ------------ -------------

         Total income tax expense                        $    1,572        7,554           745
                                                           ============  ============ =============


The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:
                                                          1998                 1997                1996
                                                   ------------------   ------------------- --------------------
                                                                          (IN THOUSANDS)
Computed expected tax expense                   $    6,043     35.0% $    5,124  35.0%    $   2,190     35.0%
State income taxes, net                                 (8)      --         (33) (0.2)           77      1.2
Amortization of intangible assets                      396      2.3         396   2.7           320      5.1
Dividend received deduction - separate
    account                                         (3,183)   (18.5)         --    --            --      --
Other                                                  125      0.7         174   1.2            68      1.1
                                                   --------- --------   -------- ---------- --------- ----------

             Total                              $    3,373     19.5% $    5,661  38.7%    $   2,655     42.4%
                                                   ========= ========   ======== ========== ========= ==========

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1998 and
1997 follows:
                                                                            1998         1997
                                                                         -----------  ------------
                                                                              (IN THOUSANDS)
Deferred tax assets:
    Policy reserves                                                    $    31,003       25,312
    Liability for commissions on recapture                                   2,896        4,715
    Tax basis of intangible assets purchased                                 5,351        5,791
    DAC "Proxy Tax"                                                         20,619       14,594
    Other deferred tax assets                                                2,690           31
                                                                         -----------  ------------

              Total deferred tax assets                                     62,559       50,443
                                                                         -----------  ------------

Deferred tax liabilities:
    PVFP                                                                    11,013        9,734
    Unrealized (depreciation) appreciation on investments                     (330)       1,472
    Deferred policy acquisition costs                                       46,190       29,514
    Other deferred tax liabilities                                             900        1,790
                                                                         -----------  ------------

              Total deferred tax liabilities                                57,773       42,510
                                                                         -----------  ------------

              Net deferred tax assets                                  $     4,786        7,933
                                                                         ===========  ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

  (9)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, CLMC and Navisys Incorporated, affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000. The purchased assets are the administrative and service systems that provide the marketing, underwriting, claims, and administrative functions for the Company's life and annuity products. On January 1, 1998, the purchased assets of J&H/KVI were merged into Cova Life Administrative Service Company (CLASC). Navisys Incorporated purchased 51% of CLASC, the remaining 49% was purchased by CLMC.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, GALIC. CLASC provides various services for the Company including underwriting, claims, and administrative functions. Expenses and fees paid to affiliated companies in 1998, 1997, and 1996 for the Company were $20,923,330, $9,400,517, and $6,618,303, respectively.

        In 1998 and 1997, the Company received approximately $3.2 million and $1.1 million, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

        On December 31, 1996, Cova Corporation transferred its ownership of CFLIC to the Company. The transfer of ownership was recorded as additional paid-in capital and increased shareholder's equity on the Company's December 31, 1996 balance sheet by approximately $16.9 million. This change in direct ownership had no effect on the operations of either the Company or CFLIC as both entities had existed under common management and control prior to the December 31, 1996 transfer. Although CFLIC's balance sheet is fully consolidated with the Company's December 31, 1996 balance sheet, CFLIC's 1996 income and cash flows statements have not been consolidated with the Company's 1996 income or cash flows statements. However, CFLIC's December 31, 1996 cash balance of $6.7 million is included in the Company's consolidated cash flows statement.

(10)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred tax under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                 1998          1997
                                                              -------------  -------------
                                                                    (IN THOUSANDS)
Statutory capital and surplus                              $      104,740        90,439
Reconciling items:
    GAAP investment valuation reserves                               (510)         (237)
    Statutory asset valuation reserve                              19,206        18,301
    Statutory interest maintenance reserve                          5,983         3,080
    GAAP investment adjustments to fair value                      (3,685)       10,885
    GAAP deferred policy acquisition costs                        131,973        84,326
    GAAP basis policy reserves                                    (52,305)      (39,921)
    GAAP deferred federal income taxes (net)                        4,786         7,933
    GAAP guarantee assessment adjustment                           (9,700)       (9,700)
    GAAP goodwill                                                  18,373        19,457
    GAAP present value of future profits                           42,230        41,486
    GAAP future purchase price payable                             (6,976)      (12,173)
    Other                                                          (2,029)       (1,338)
                                                              -------------  -------------

          GAAP shareholder's equity                        $      252,086       212,538
                                                              =============  =============


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997, and 1996




        Statutory  net losses for  CFSLIC  for the years  ended
        December 31,  1998,  1997,  and 1996 were  $2,830,105,
        $9,816,357, and $13,575,788, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 1998 statutory net loss and the Company's negative earned surplus at December 31, 1998, no dividends are permissible in 1999 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1998, the Company's total adjusted capital and authorized control level RBC were $123,947,126 and $27,386,910, respectively. This level of adjusted capital qualifies under all tests.

(11)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1998, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium of other state taxes over, most commonly, five years.

        In November 1998, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $9,700,000 in future assessments on insolvencies that occurred before December 31, 1998. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,700,000. The Company paid approximately $1,500,000, $3,000,000, and $2,000,000 in guaranty fund assessments in 1998, 1997, and 1996, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 1998 were not material.

(12)    SUBSEQUENT EVENT

        On January 31, 1999, the Company modified its financing reinsurance agreement with RGA related to the Company's certain single premium deferred annuity products. Under the modified financing reinsurance agreement, the Company will no longer reinsure any new single premium deferred annuity product policies with RGA.